Quarterly portfolio holdings
John Hancock
Marathon Asset-Based Lending Fund
Closed-end alternative
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities 42.6%				$112,222,696
(Cost $111,790,120)
Asset-backed securities 8.3%				21,878,554
ACHD Trust
Series 2025-DS1, Class B (A)	9.380	01-09-34	1,000,000	1,016,408
CarNow Auto Receivables Trust
Series 2023-1A, Class D (A)(B)	7.990	02-15-28	2,038,102	2,044,686
Hertz Vehicle Financing III LLC
Series 2025-1A, Class D (A)(B)	7.980	09-25-29	2,000,000	2,055,442
Kinetic ABS Issuer LLC
Series 2026-1A, Class C (A)	7.653	02-25-56	3,500,000	3,562,344
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	3,295,397	3,335,031
Pagaya AI Debt Grantor Trust
Series 2025-8, Class E (A)	9.565	07-15-33	1,500,000	1,507,846
Pagaya AI Debt Trust
Series 2023-7, Class D (A)(B)	9.000	07-15-31	3,498,696	3,528,504
Prosper Marketplace Issuance Trust
Series 2024-1A, Class D (A)(B)	10.980	08-15-29	3,000,000	3,069,716
Thor LLC
Series 2024-A, Class C (A)(B)	7.660	08-15-41	1,750,864	1,758,577
Collateralized loan obligations 4.2%				11,018,916
Allegany Park CLO, Ltd.
Series 2019-1A, Class DRR (3 month CME Term SOFR + 2.850%) (A)(C)	6.518	01-20-35	1,000,000	1,000,067
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	8.718	07-17-37	1,750,000	1,763,692
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1RR (3 month CME Term SOFR + 3.400%) (A)(B)(C)	7.068	10-20-34	1,000,000	992,570
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	7.329	07-18-30	3,730,000	3,756,707
Invesco CLO, Ltd.
Series 2021-3A, Class DR (3 month CME Term SOFR + 3.100%) (A)(C)	6.769	10-22-34	1,000,000	1,000,107
Trimaran Cavu, Ltd.
Series 2021-3A, Class D (3 month CME Term SOFR + 4.042%) (A)(B)(C)	7.709	01-18-35	2,500,000	2,505,773
Commercial mortgage-backed securities 28.1%				74,060,983
AREIT Trust
Series 2025-CRE11, Class E (1 month CME Term SOFR + 3.650%) (A)(C)	7.325	07-25-43	3,000,000	2,999,970
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-39	2,000,000	2,061,206
BAMLL Commercial Mortgage Securities Trust
Series 2025-ASHF, Class C (1 month CME Term SOFR + 3.000%) (A)(B)(C)	6.681	02-15-42	3,000,000	3,002,606
BX Trust
Series 2019-IMC, Class D (1 month CME Term SOFR + 1.946%) (A)(C)	5.626	04-15-34	4,000,000	3,950,000
Series 2021-21M, Class C (1 month CME Term SOFR + 1.291%) (A)(B)(C)	4.971	10-15-36	2,800,000	2,799,125
Series 2021-21M, Class H (1 month CME Term SOFR + 4.124%) (A)(C)	7.804	10-15-36	4,387,600	4,369,303
Series 2024-PALM, Class D (1 month CME Term SOFR + 2.640%) (A)(C)	6.320	06-15-37	3,556,731	3,554,228
Series 2024-SLCT, Class E (1 month CME Term SOFR + 3.391%) (A)(C)	7.071	01-15-42	1,969,000	1,976,876
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class G (1 month CME Term SOFR + 6.325%) (A)(C)	10.006	03-15-35	967,214	967,229
CLNY Trust
Series 2019-IKPR, Class C (1 month CME Term SOFR + 2.040%) (A)(C)	5.716	11-15-38	1,500,000	1,447,500
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-CBM, Class E (A)(D)	7.927	12-10-41	4,000,000	4,045,318
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	6.569	06-15-41	3,300,000	3,295,933
DBWF Mortgage Trust
Series 2024-LCRS, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	6.320	04-15-37	1,500,000	1,499,531
Series 2024-LCRS, Class D (1 month CME Term SOFR + 3.189%) (A)(C)	6.869	04-15-37	3,000,000	3,000,938
DK Trust
Series 2025-LXP, Class E (1 month CME Term SOFR + 4.688%) (A)(C)	8.365	08-15-37	4,000,000	4,056,000
FS Rialto Issuer, Ltd.
Series 2021-FL3, Class D (1 month CME Term SOFR + 2.614%) (A)(B)(C)	6.292	11-16-36	2,500,000	2,495,917
Series 2025-FL10, Class AS (1 month CME Term SOFR + 1.593%) (A)(B)(C)	5.268	08-19-42	2,500,000	2,498,437
1	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage-backed securities (continued)
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	6.641	12-15-36	2,000,000	$1,809,245
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	7.319	03-15-39	2,180,000	2,192,944
GSMS Trust
Series 2024-FAIR, Class E (A)(B)(D)	9.452	07-15-29	4,000,000	4,018,814
HIH Trust
Series 2024-61P, Class G (1 month CME Term SOFR + 6.935%) (A)(C)	10.615	10-15-41	2,439,007	2,442,529
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2025-BHR5, Class C (1 month CME Term SOFR + 2.542%) (A)(C)	6.223	03-15-40	1,600,000	1,604,000
KIND Commercial Mortgage Trust
Series 2024-1, Class D (1 month CME Term SOFR + 3.438%) (A)(B)(C)	7.118	08-15-41	3,000,000	3,000,000
KKR Real Estate Finance Trust
Series 2021-FL2, Class AS (1 month CME Term SOFR + 1.414%) (A)(C)	5.092	02-15-39	950,000	943,081
KNDR Trust
Series 2021-KIND, Class B (1 month CME Term SOFR + 1.464%) (A)(B)(C)	5.150	08-15-38	1,983,710	1,976,271
KSL Commercial Mortgage Trust
Series 2024-HT2, Class B (1 month CME Term SOFR + 2.042%) (A)(B)(C)	5.722	12-15-39	2,427,268	2,428,027
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	7.869	03-15-36	603,809	587,992
Starwood Commercial Mortgage Trust
Series 2025-FL4, Class E (1 month CME Term SOFR + 3.250%) (A)(C)	6.925	11-19-42	2,000,000	2,000,056
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.252	12-10-34	3,000,000	3,037,907
Residential mortgage-backed securities 2.0%				5,264,243
ACHM Trust
Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,057,007	3,234,027
JP Morgan Mortgage Trust
Series 2025-CES1, Class M1 (A)(B)(D)	6.267	05-25-55	2,000,000	2,030,216

Residential loans 22.2%				$58,500,140
(Cost $58,436,249)
Home equity and residential mortgage-backed securities 5.5%				14,411,582
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	567,739	395,085
Series 2023-HE2, Class XS IO (A)(E)(F)	—	10-25-38	4,374,564	241,038
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	581,262	109,526
Series 2024-HE1, Class XS IO (A)(E)(F)	—	05-25-39	7,539,182	732,808
Series 2024-HE2, Class D PO (A)	5.474	10-25-39	515,956	11,526
Series 2024-HE2, Class XS IO (A)(E)	—	10-25-39	7,370,941	975,030
Series 2025-HE1, Class D PO (A)(F)	2.132	03-25-55	1,290,942	435,435
Series 2025-HE1, Class XS IO (A)(E)(F)	—	03-25-55	18,442,015	1,779,654
Series 2025-HE2, Class F (A)(D)	8.656	08-25-55	232,842	241,060
Series 2025-HE2, Class G PO (A)	3.062	08-25-55	114,211	7,645
Series 2025-HE2, Class XS IO (A)(E)	—	08-25-55	6,775,804	572,215
Series 2025-HE3, Class G PO (A)	3.173	11-25-55	69,251	2,237
Series 2025-HE3, Class XS IO (A)(E)	—	11-25-55	75,320	4,801
FIGRE Trust
Series 2024-HE5, Class CE PO (A)(E)	—	10-25-54	372,965	1,388,796
Series 2025-HE7, Class G PO (A)	3.220	11-25-55	608,370	11,993
Series 2025-HE7, Class XS IO (A)(E)	—	11-25-55	35,816,232	2,826,843
LHOME Mortgage Trust
Series 2025-RTL3, Class M1 (A)(D)	6.891	08-25-40	2,000,000	2,039,035
Series 2025-RTL3, Class M2 (A)(D)	8.730	08-25-40	2,550,000	2,636,855
JH Residential Whole Loan Trust (F)(G) 9.0%				23,803,156
Bank of America, Loan ID - R1D21000859216	9.882	05-03-37	70,905	58,092
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	109,351	89,592
Bank of America, Loan ID - R1D2223768	3.500	04-01-57	71,260	58,383
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	189,509	155,265
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	1,542	1,164
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D320404870 (H)	9.875	07-01-38	1,851	$1,398
Bank of America, Loan ID - R1D321106165 (H)	10.500	03-01-37	3,168	2,393
Bank of America, Loan ID - R1D321285469 (I)	0.000	06-01-24	8,015	6,054
Bank of America, Loan ID - R1D321458571 (J)	5.625	05-01-26	11,396	8,607
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	3,412	2,577
Bank of America, Loan ID - R1D321672554 (J)	4.250	02-01-24	68,643	51,846
Bank of America, Loan ID - R1D321680064 (H)	8.625	01-01-28	4,038	3,050
Bank of America, Loan ID - R1D321772642 (I)	12.875	07-01-24	3,742	2,826
Bank of America, Loan ID - R1D321802346 (H)	10.500	07-01-42	2,855	2,156
Bank of America, Loan ID - R1D323613087	0.000	10-01-31	6,643	5,017
Bank of America, Loan ID - R1D326967519	8.750	02-01-30	11,428	8,632
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,436	7,882
Bank of America, Loan ID - R1D331351411 (H)	8.000	11-01-37	12,152	9,179
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	20,449	15,445
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	5,640	4,260
Bank of America, Loan ID - R1D334715743 (J)	6.500	12-01-36	19,802	14,957
Bank of America, Loan ID - R1D338003284 (H)	11.125	09-01-41	13,129	9,916
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	8,227	6,214
Bank of America, Loan ID - R1D341275604 (I)	11.750	09-01-24	1,421	1,073
Bank of America, Loan ID - R1D345587535 (J)	9.875	11-01-36	27,471	20,749
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	3,333	2,517
Bank of America, Loan ID - R1D347751887 (H)	8.250	11-25-28	14,895	11,251
Bank of America, Loan ID - R1D348255384	12.625	06-01-35	3,697	2,792
Bank of America, Loan ID - R1D362185211 (J)	8.250	05-25-29	51,849	39,161
Bank of America, Loan ID - R1D362733412 (H)	10.500	08-01-27	5,061	3,822
Bank of America, Loan ID - R1D363420996	11.000	05-25-29	8,122	6,135
Bank of America, Loan ID - R1D363873763	2.000	08-01-29	36,198	27,340
Bank of America, Loan ID - R1D36749564 (H)	11.500	06-01-35	18	14
Bank of America, Loan ID - R1D368227582 (J)	5.875	12-01-28	21,913	16,551
Bank of America, Loan ID - R1D377116667 (J)	12.125	08-01-24	9,988	7,544
Bank of America, Loan ID - R1D4135626031 (H)	9.500	10-11-35	53,236	40,901
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-36	57,047	43,829
Bank of America, Loan ID - R1D4176255967	9.125	07-25-32	14,968	11,500
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	144,126	110,732
Bank of America, Loan ID - R1D4875758189 (H)	2.740	03-29-33	442,620	340,065
Bank of America, Loan ID - R1D4875958325	8.440	12-01-31	12,116	9,309
Bank of America, Loan ID - R1D4875960106 (J)	8.090	04-15-32	29,312	22,521
Bank of America, Loan ID - R1D4875973630	8.090	03-01-31	10,149	7,798
Bank of America, Loan ID - R1D4876317082 (J)	7.490	07-29-30	59,371	45,615
Bank of America, Loan ID - R1D4876762155 (J)	7.740	01-16-36	57,703	44,333
Bank of America, Loan ID - R1D4876763347	4.375	01-03-54	391,147	300,518
Bank of America, Loan ID - R1D4876771641 (J)	2.740	06-01-35	137,964	105,998
Bank of America, Loan ID - R1D4876787441	3.000	09-01-54	323,590	248,614
Bank of America, Loan ID - R1D4877096402 (J)	9.240	05-01-35	30,803	23,666
Bank of America, Loan ID - R1D4877182962 (J)	5.059	11-12-31	48,719	37,431
Bank of America, Loan ID - R1D4877521188 (H)	6.190	02-09-32	9,475	7,280
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	59,918	45,627
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	4,428	3,372
Bank of America, Loan ID - R1D667955965	11.375	10-25-29	7,045	5,365
Bank of America, Loan ID - R1D67442686 (J)	12.750	10-25-29	5,118	3,898
Bank of America, Loan ID - R1D676546412	5.250	10-25-29	54,710	41,661
Bank of America, Loan ID - R1D677588112 (J)	12.500	08-25-29	14,150	10,775
Bank of America, Loan ID - R1D681784389 (J)	3.875	09-25-29	379,955	289,336
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	21,541	16,403
Bank of America, Loan ID - R1D682449041	11.500	10-25-29	12,291	9,360
Bank of America, Loan ID - R1D682585998 (J)	11.500	10-25-29	317	241
3	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D683170000 (J)	6.750	10-25-29	17,414	$13,261
Bank of America, Loan ID - R1D684180712 (J)	9.750	10-25-29	4,620	3,518
Bank of America, Loan ID - R1D684517492 (J)	5.625	10-25-29	32,592	24,819
Bank of America, Loan ID - R1D684953503 (J)	8.500	11-25-29	14,281	10,875
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	2,492	1,897
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	6,487	4,940
Bank of America, Loan ID - R1D686170042 (J)	9.125	11-25-29	144,976	110,399
Bank of America, Loan ID - R1D686179719 (J)	9.750	11-25-29	6,045	4,603
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	4,472	3,405
Bank of America, Loan ID - R1D686392408 (J)	6.250	11-25-29	82,692	62,970
Bank of America, Loan ID - R1D686481633 (J)	12.000	11-25-29	14,177	10,796
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	67,083	44,570
Capital Asset Management, Loan ID - R1D1183348 (J)	4.000	05-01-48	38,943	25,874
Capital Asset Management, Loan ID - R1D1184084	2.000	02-01-49	45,171	30,012
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	62,789	41,717
Capital Asset Management, Loan ID - R1D1184992 (J)	4.000	11-10-43	32,187	21,385
Capital Asset Management, Loan ID - R1D1214825 (J)	10.250	02-01-37	101,295	67,301
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,074	31,276
Capital Asset Management, Loan ID - R1D1233673 (H)	11.000	02-15-27	7,842	5,210
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	18,398	12,223
Capital Asset Management, Loan ID - R1D1251042 (J)	6.000	07-05-41	41,021	27,254
Capital Asset Management, Loan ID - R1D1270777	4.000	03-01-34	58,435	38,824
Capital Asset Management, Loan ID - R1D1271156 (H)	4.875	02-01-40	37,539	24,941
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	15,046	9,997
Capital Asset Management, Loan ID - R1D1285038 (H)	7.750	11-01-37	95,147	63,215
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	08-22-31	1,351	897
Capital Asset Management, Loan ID - R1D1314775 (H)	4.000	10-28-37	20,208	13,426
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-26	8,040	5,342
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	32,380	21,513
Capital Asset Management, Loan ID - R1D1317596 (J)	6.000	07-02-34	10,474	6,959
Capital Asset Management, Loan ID - R1D1317738	3.000	06-01-58	74,435	49,454
Capital Asset Management, Loan ID - R1D1320040 (H)	0.000	01-12-28	1,909	1,268
Capital Asset Management, Loan ID - R1D1320769	0.010	07-28-30	3,443	2,287
Capital Asset Management, Loan ID - R1D1330504 (J)	0.000	09-15-31	1,203	799
Capital Asset Management, Loan ID - R1D1331024 (J)	12.389	01-15-23	14,346	9,532
Capital Asset Management, Loan ID - R1D1331435 (J)	13.930	04-04-24	21,925	14,567
Capital Asset Management, Loan ID - R1D1331710 (J)	0.000	11-01-35	24,259	16,118
Capital Asset Management, Loan ID - R1D1332368 (J)	0.000	06-01-26	8,878	5,898
Capital Asset Management, Loan ID - R1D1332898	0.010	02-01-37	19,910	13,228
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	11,255	7,478
Capital Asset Management, Loan ID - R1D1333871	14.128	04-13-47	18,231	12,113
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	26,017	17,286
Capital Asset Management, Loan ID - R1D1333990 (J)	0.000	12-01-35	59,561	39,572
Capital Asset Management, Loan ID - R1D1346507	0.000	03-01-36	32,598	21,658
Capital Asset Management, Loan ID - R1D1373336 (J)	4.250	07-01-22	731	486
Capital Asset Management, Loan ID - R1D1373352 (H)	10.720	12-01-28	9,526	6,329
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	10-01-24	5,126	3,406
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	06-01-28	9,088	6,038
Capital Asset Management, Loan ID - R1D1376601 (J)	5.250	08-01-21	2,234	1,484
Capital Asset Management, Loan ID - R1D1377871 (J)	14.600	10-01-21	2,061	1,369
Capital Asset Management, Loan ID - R1D1377909 (J)	14.069	04-01-22	1,302	865
Capital Asset Management, Loan ID - R1D1382459 (J)	11.290	09-01-24	8,526	5,665
Capital Asset Management, Loan ID - R1D1382688	10.480	10-01-28	2,593	1,723
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	6,495	4,315
Capital Asset Management, Loan ID - R1D1383904 (J)	14.447	04-01-26	2,413	1,603
Capital Asset Management, Loan ID - R1D1384406 (J)	14.148	07-01-23	9,112	6,054
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	4

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1384420 (J)	14.350	02-01-24	16,772	$11,143
Capital Asset Management, Loan ID - R1D1386024 (H)	8.688	05-01-28	5,488	3,646
Capital Asset Management, Loan ID - R1D1386378 (H)	14.140	08-01-25	933	620
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	02-19-34	11,657	7,745
Capital Asset Management, Loan ID - R1D1387610 (J)	13.656	09-23-32	13,567	9,014
Capital Asset Management, Loan ID - R1D1388781	14.660	12-20-35	19,533	12,978
Capital Asset Management, Loan ID - R1D138888 (H)	3.000	05-01-57	25,656	17,046
Capital Asset Management, Loan ID - R1D1388909 (J)	5.250	10-01-21	6,707	4,456
Capital Asset Management, Loan ID - R1D1389180 (H)	11.060	03-01-27	13,236	8,794
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	05-05-25	5,265	3,498
Capital Asset Management, Loan ID - R1D1391149 (J)	14.280	03-01-20	848	563
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	9,244	6,142
Capital Asset Management, Loan ID - R1D1391842	13.970	06-28-35	13,429	8,922
Capital Asset Management, Loan ID - R1D1392485 (J)	8.304	06-17-27	4,502	2,991
Capital Asset Management, Loan ID - R1D1392795 (H)	5.000	11-01-21	5,716	3,798
Capital Asset Management, Loan ID - R1D1393130 (J)	4.000	02-01-29	2,612	1,735
Capital Asset Management, Loan ID - R1D1394267 (J)	4.500	10-01-22	2,876	1,911
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	9,363	6,221
Capital Asset Management, Loan ID - R1D1395006	13.690	02-28-30	7,637	5,074
Capital Asset Management, Loan ID - R1D1395613 (H)	14.810	02-01-23	14,939	9,926
Capital Asset Management, Loan ID - R1D1399385 (J)	5.250	10-22-21	2,936	1,951
Capital Asset Management, Loan ID - R1D1402424	11.000	04-01-37	11,786	7,831
Capital Asset Management, Loan ID - R1D1402439	9.000	09-01-41	51,117	33,962
Capital Asset Management, Loan ID - R1D1404279	0.010	11-04-37	22,564	14,992
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	23,997	15,944
Capital Asset Management, Loan ID - R1D1404613 (J)	10.000	04-01-25	1,403	932
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	13,688	9,094
Capital Asset Management, Loan ID - R1D1405485	8.000	02-01-32	36,469	24,230
Capital Asset Management, Loan ID - R1D1406329 (J)	7.000	04-01-35	77,224	51,308
Capital Asset Management, Loan ID - R1D1409498	9.000	09-01-35	56,028	37,225
Capital Asset Management, Loan ID - R1D1409506	9.000	07-01-32	34,392	22,850
Capital Asset Management, Loan ID - R1D1409607	7.000	03-01-48	2,348	1,560
Capital Asset Management, Loan ID - R1D1410621 (J)	10.000	11-30-37	169,739	112,774
Capital Asset Management, Loan ID - R1D1493873 (J)	6.750	08-20-29	96,719	64,260
Capital Asset Management, Loan ID - R1D1526783 (H)	6.750	03-01-32	23,708	15,752
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	354,013	235,206
Capital Asset Management, Loan ID - R1D1582190	2.000	06-01-28	7,037	4,676
Capital Asset Management, Loan ID - R1D1582271 (J)	7.000	10-01-28	18,747	12,456
Capital Asset Management, Loan ID - R1D1582428 (H)	3.000	01-01-43	72,216	47,980
Capital Asset Management, Loan ID - R1D1582848 (J)	13.990	05-24-32	11,335	7,531
Capital Asset Management, Loan ID - R1D1583331 (J)	4.000	06-01-27	11,483	7,629
Capital Asset Management, Loan ID - R1D1584709	2.000	02-01-31	7,366	4,894
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	21,182	14,074
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	18,653	12,393
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,585
CTF Asset Management, Loan ID - R1D861192126	7.500	01-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D861221792	7.500	01-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D861388112	8.000	01-01-52	51,500	45,402
CTF Asset Management, Loan ID - R1D861527735	7.500	03-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D862116231	7.500	03-01-52	186,001	163,978
CTF Asset Management, Loan ID - R1D862166335 (J)	8.000	03-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D862302948	8.000	04-01-52	48,867	43,081
CTF Asset Management, Loan ID - R1D862332325	7.500	04-01-52	500,000	440,800
CTF Asset Management, Loan ID - R1D862389291	8.500	04-01-52	300,000	264,480
CTF Asset Management, Loan ID - R1D862399514	7.500	04-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D862440813	8.500	05-01-52	92,000	81,107
5	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D862465398	9.000	05-01-52	27,000	$23,803
CTF Asset Management, Loan ID - R1D862505037	9.000	05-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D862525936	9.500	05-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D862651740	9.000	06-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D862651831	9.000	06-01-52	67,818	59,788
CTF Asset Management, Loan ID - R1D862687082 (J)	9.500	06-01-52	48,842	43,059
CTF Asset Management, Loan ID - R1D862731658	8.500	06-01-52	59,500	52,455
CTF Asset Management, Loan ID - R1D862732045	8.500	06-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D862739529	8.500	06-01-52	8,340	7,353
CTF Asset Management, Loan ID - R1D862750401	8.500	06-01-52	72,500	63,916
CTF Asset Management, Loan ID - R1D862750500	8.500	06-01-52	477,000	420,523
CTF Asset Management, Loan ID - R1D862750765	8.500	06-01-52	86,300	76,082
CTF Asset Management, Loan ID - R1D862799119	9.000	07-01-52	49,425	43,573
CTF Asset Management, Loan ID - R1D862829270	8.500	07-01-52	49,189	43,365
CTF Asset Management, Loan ID - R1D862849351	9.000	07-01-52	151,198	133,296
CTF Asset Management, Loan ID - R1D862876396	8.500	07-01-52	60,500	53,337
CTF Asset Management, Loan ID - R1D862922356	8.500	07-01-52	24,596	21,684
CTF Asset Management, Loan ID - R1D865490872	8.500	07-01-52	141,000	124,306
CTF Asset Management, Loan ID - R1D865490948	10.250	08-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D865490955	10.250	08-01-52	572,500	504,716
CTF Asset Management, Loan ID - R1D865490971	10.000	08-01-52	54,743	48,261
CTF Asset Management, Loan ID - R1D865490997	10.250	08-01-52	52,425	46,218
CTF Asset Management, Loan ID - R1D865491029	10.250	08-01-52	11,000	9,698
CTF Asset Management, Loan ID - R1D865491052	10.000	09-01-52	100,158	88,300
CTF Asset Management, Loan ID - R1D865491078	10.250	08-01-52	20,000	17,632
CTF Asset Management, Loan ID - R1D865491102	10.000	09-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D865491128	10.250	09-01-52	6,809	6,003
CTF Asset Management, Loan ID - R1D865491136	10.000	09-01-52	57,778	50,937
CTF Asset Management, Loan ID - R1D865491185	10.250	10-01-52	50,000	44,080
CTF Asset Management, Loan ID - R1D865491219	10.250	10-01-52	225,000	198,360
CTF Asset Management, Loan ID - R1D89160038038 (J)	12.200	12-01-36	67,422	59,439
CTF Asset Management, Loan ID - R1D89160044688	4.750	04-01-64	191,590	168,906
CTF Asset Management, Loan ID - R1D89160044690	0.000	07-01-37	12,189	10,746
CTF Asset Management, Loan ID - R1D89160044748	11.700	05-01-39	14,831	13,075
CTF Asset Management, Loan ID - R1D89160045474	8.000	06-01-53	22,002	19,397
CTF Asset Management, Loan ID - R1D89160045528	6.000	07-01-29	30,973	27,306
CTF Asset Management, Loan ID - R1D89160046378 (J)	7.000	09-01-63	74,785	65,931
CTF Asset Management, Loan ID - R1D89160058918	5.250	11-01-52	88,097	77,666
CTF Asset Management, Loan ID - R1D89160058998	9.000	12-01-42	33,028	29,117
CTF Asset Management, Loan ID - R1D89160059480	6.000	11-01-51	192,083	169,341
CTF Asset Management, Loan ID - R1D89160059548	9.000	06-01-42	41,960	36,992
CTF Asset Management, Loan ID - R1D89160061974	9.000	03-01-43	74,525	65,701
CTF Asset Management, Loan ID - R1D89160061988	9.000	05-01-42	46,617	41,098
CTF Asset Management, Loan ID - R1D89160062096	7.000	09-01-52	118,180	104,187
CTF Asset Management, Loan ID - R1D89160062110	8.000	10-01-41	51,745	45,618
CTF Asset Management, Loan ID - R1D89160062114	4.250	06-15-51	85,909	75,738
CTF Asset Management, Loan ID - R1D89160062136	8.000	07-01-51	125,561	110,694
CTF Asset Management, Loan ID - R1D89160067642	8.000	06-01-52	74,473	65,655
CTF Asset Management, Loan ID - R1D89160069322	7.500	07-15-52	122,633	108,114
CTF Asset Management, Loan ID - R1D89160070252 (J)	9.375	06-01-37	55,392	48,833
CTF Asset Management, Loan ID - R1D89160070254	9.250	09-20-31	58,966	51,984
CTF Asset Management, Loan ID - R1D89160070258	6.000	05-01-42	40,336	35,560
CTF Asset Management, Loan ID - R1D89160070304	12.000	09-01-62	22,460	19,800
CTF Asset Management, Loan ID - R1D89160074370	6.750	07-01-36	42,476	37,447
CTF Asset Management, Loan ID - R1D89160075026	8.000	05-20-49	74,208	65,422
CTF Asset Management, Loan ID - R1D89160076994	7.250	11-01-60	152,805	134,713
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	6

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160080328	6.000	12-20-33	292,898	$258,219
CTF Asset Management, Loan ID - R1D89160080998	5.750	03-20-37	79,373	69,975
CTF Asset Management, Loan ID - R1D89160082270	7.115	08-01-37	63,119	55,645
CTF Asset Management, Loan ID - R1D89160082820	7.989	10-01-42	103,798	91,508
CTF Asset Management, Loan ID - R1D89160082824	7.874	11-01-52	42,736	37,676
CTF Asset Management, Loan ID - R1D89160083650	5.890	01-01-28	61,000	53,778
CTF Asset Management, Loan ID - R1D89160083654	6.000	09-01-27	159,895	140,963
CTF Asset Management, Loan ID - R1D89160083656	5.800	04-25-53	82,142	72,416
CTF Asset Management, Loan ID - R1D89160083658 (J)	5.500	03-01-28	124,187	109,483
CTF Asset Management, Loan ID - R1D89160083660	6.120	02-01-28	146,988	129,584
CTF Asset Management, Loan ID - R1D89160083666	9.250	06-01-26	47,045	41,475
CTF Asset Management, Loan ID - R1D89160083668	8.500	07-01-42	36,977	32,599
CTF Asset Management, Loan ID - R1D89160083676	6.000	08-01-27	106,891	94,235
CTF Asset Management, Loan ID - R1D89160083678	5.000	07-01-27	38,808	34,213
CTF Asset Management, Loan ID - R1D89160083682 (J)	5.875	04-01-53	131,187	115,654
CTF Asset Management, Loan ID - R1D89160083702	5.250	07-01-26	149,605	131,892
CTF Asset Management, Loan ID - R1D89160083706	9.500	10-01-35	48,314	42,594
CTF Asset Management, Loan ID - R1D89160084244	14.999	01-01-53	29,350	25,875
CTF Asset Management, Loan ID - R1D89160085000	11.250	11-01-43	72,651	64,049
CTF Asset Management, Loan ID - R1D89160086154	8.990	09-01-38	71,852	63,344
CTF Asset Management, Loan ID - R1D89160086156	8.990	09-01-38	66,319	58,467
CTF Asset Management, Loan ID - R1D89160086190	5.000	06-01-50	77,125	67,994
CTF Asset Management, Loan ID - R1D89160086660 (J)	11.699	12-01-52	46,996	41,432
CTF Asset Management, Loan ID - R1D89160086670	11.549	12-01-53	58,641	51,697
CTF Asset Management, Loan ID - R1D89160087568	10.000	05-01-36	126,272	111,322
CTF Asset Management, Loan ID - R1D89992031886 (J)	9.500	06-01-30	11,794	10,398
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	46,866	25,875
PPR Capital Management, Loan ID - R1D51403030022 (J)	9.125	09-01-25	153,406	84,695
PPR Capital Management, Loan ID - R1D51403030279 (J)	5.100	10-01-36	88,850	49,054
PPR Capital Management, Loan ID - R1D51403030352	9.150	11-01-35	88,506	48,864
PPR Capital Management, Loan ID - R1D51403030948 (J)	9.900	05-22-38	22,967	12,680
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	6,253	3,452
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	67,977	37,530
PPR Capital Management, Loan ID - R1D51506010444 (J)	9.500	01-01-52	51,390	28,372
PPR Capital Management, Loan ID - R1D51506010469 (J)	9.750	09-01-36	22,958	12,675
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	2,355
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	19,862	10,966
PPR Capital Management, Loan ID - R1D51611010043 (J)	9.990	01-01-21	8,360	4,616
PPR Capital Management, Loan ID - R1D51805030001 (J)	7.250	03-20-43	19,595	10,818
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,015	9,946
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	68,964	38,075
PPR Capital Management, Loan ID - R1D51812030096	13.500	07-01-36	25,799	14,243
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	117,066	64,632
PPR Capital Management, Loan ID - R1D51903040003 (J)	5.000	01-01-30	13,699	7,563
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	75,161	41,496
PPR Capital Management, Loan ID - R1D51904010040 (J)	6.250	09-01-51	123,539	68,206
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	213,165	117,688
PPR Capital Management, Loan ID - R1D52007020001	8.500	04-01-38	19,523	10,779
PPR Capital Management, Loan ID - R1D52110130001 (J)	7.500	05-18-42	97,933	54,069
Shelving Rock, Loan ID - R1D71005316541	7.000	06-01-31	13,748	11,637
Shelving Rock, Loan ID - R1D71005330611	5.750	08-25-26	23,109	19,561
Shelving Rock, Loan ID - R1D71005332444	6.000	10-01-31	25,592	21,663
Shelving Rock, Loan ID - R1D71005349123 (J)	7.000	10-01-31	11,015	9,324
Shelving Rock, Loan ID - R1D71006123597	6.125	11-01-26	162,965	137,950
Shelving Rock, Loan ID - R1D7110507803	8.875	03-01-27	18,707	15,836
Shelving Rock, Loan ID - R1D7111713993	6.000	12-01-26	31,892	26,997
7	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7120449362	8.375	03-15-31	13,239	$11,206
Shelving Rock, Loan ID - R1D7131263557	10.625	03-01-27	98,381	83,280
Shelving Rock, Loan ID - R1D7132056137	5.500	10-01-26	113,699	96,247
Shelving Rock, Loan ID - R1D7138556254	7.000	10-01-28	48,152	40,761
Shelving Rock, Loan ID - R1D714141816	6.500	08-01-36	314,554	266,270
Shelving Rock, Loan ID - R1D7146417973	5.000	11-15-26	46,562	39,415
Shelving Rock, Loan ID - R1D7146861634	10.250	11-13-31	48,800	41,309
Shelving Rock, Loan ID - R1D7147658590	10.525	01-01-27	295,738	250,342
Shelving Rock, Loan ID - R1D7147758371	7.900	05-10-41	3,704	3,135
Shelving Rock, Loan ID - R1D7149559183	4.750	03-31-43	48,832	41,336
Shelving Rock, Loan ID - R1D7149677942	6.000	07-01-26	98,258	83,175
Shelving Rock, Loan ID - R1D7150056432	7.000	08-01-28	108,765	92,070
Shelving Rock, Loan ID - R1D715011	7.000	02-01-37	143,694	121,637
Shelving Rock, Loan ID - R1D7150554252	7.375	05-01-27	61,372	51,952
Shelving Rock, Loan ID - R1D715103820	5.000	12-01-41	50,212	42,504
Shelving Rock, Loan ID - R1D7151117895	9.125	12-01-31	84,522	71,548
Shelving Rock, Loan ID - R1D7151175171	6.000	06-01-38	20,447	17,308
Shelving Rock, Loan ID - R1D7152139837	7.750	10-01-29	164,299	139,079
Shelving Rock, Loan ID - R1D7152394494	10.250	11-01-31	61,597	52,142
Shelving Rock, Loan ID - R1D7152875318	6.500	01-01-27	68,559	58,035
Shelving Rock, Loan ID - R1D7153215845	10.875	04-01-29	36,901	31,237
Shelving Rock, Loan ID - R1D7153283112	10.750	10-01-27	32,139	27,206
Shelving Rock, Loan ID - R1D7153331975	8.750	02-01-27	57,709	48,851
Shelving Rock, Loan ID - R1D7153681515	5.000	04-01-28	68,017	57,576
Shelving Rock, Loan ID - R1D7154664695	8.750	04-01-37	44,184	37,402
Shelving Rock, Loan ID - R1D7154844109	10.375	02-01-27	169,036	143,089
Shelving Rock, Loan ID - R1D7155064828	2.000	01-01-32	11,140	9,430
Shelving Rock, Loan ID - R1D7155104113 (J)	5.500	02-01-25	77,406	65,525
Shelving Rock, Loan ID - R1D7155528458	9.500	01-01-32	27,319	23,125
Shelving Rock, Loan ID - R1D7156105663	8.250	01-01-29	43,791	37,069
Shelving Rock, Loan ID - R1D7156530174	7.250	04-01-28	88,828	75,193
Shelving Rock, Loan ID - R1D7157215669	6.500	02-29-44	6,710	5,680
Shelving Rock, Loan ID - R1D7157308823	8.000	03-01-29	75,013	63,499
Shelving Rock, Loan ID - R1D7158076955	11.250	03-01-32	139,108	117,755
Shelving Rock, Loan ID - R1D7158284666	8.250	03-31-28	50,224	42,515
Shelving Rock, Loan ID - R1D7159142975	8.875	05-01-37	25,205	21,336
Shelving Rock, Loan ID - R1D7190028	5.000	01-01-35	162,920	137,912
Shelving Rock, Loan ID - R1D728102939	7.250	04-01-26	70,993	60,095
Shelving Rock, Loan ID - R1D7358309	6.375	08-01-43	73,355	62,095
Shelving Rock, Loan ID - R1D7358890 (J)	7.500	12-01-29	189,864	160,720
Shelving Rock, Loan ID - R1D7371699	4.000	05-01-32	151,941	128,618
Shelving Rock, Loan ID - R1D7372448	9.000	05-01-37	244,784	207,210
Shelving Rock, Loan ID - R1D7379247	7.000	10-01-29	63,404	53,671
Shelving Rock, Loan ID - R1D7403476	7.750	10-01-35	19,112	16,179
Shelving Rock, Loan ID - R1D7501299	10.125	04-01-26	35,597	30,133
Shelving Rock, Loan ID - R1D7501374	9.500	10-01-26	44,471	37,645
Shelving Rock, Loan ID - R1D7612362392 (J)	7.325	08-01-25	75,201	63,658
Shelving Rock, Loan ID - R1D7612363572	10.000	08-01-36	9,882	8,365
Shelving Rock, Loan ID - R1D7612563619 (I)	5.000	12-01-25	35,332	29,908
Shelving Rock, Loan ID - R1D7612687814 (J)	7.625	05-01-27	92,988	78,714
Shelving Rock, Loan ID - R1D7612782771	12.250	09-01-28	5,697	4,822
Shelving Rock, Loan ID - R1D7612791616	6.490	12-01-36	135,602	114,787
Shelving Rock, Loan ID - R1D7612815027	8.312	01-01-37	53,237	45,066
Shelving Rock, Loan ID - R1D7612822130	7.000	02-01-28	42,117	35,652
Shelving Rock, Loan ID - R1D7612845552	6.000	12-01-26	54,556	46,182
Shelving Rock, Loan ID - R1D7612870923	9.625	06-01-33	32,507	27,517
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7612900092 (J)	9.625	08-01-25	14,263	$12,073
Shelving Rock, Loan ID - R1D7612916767 (I)	5.500	12-01-24	142,543	120,663
Shelving Rock, Loan ID - R1D7612930362	6.750	12-01-28	94,912	80,343
Shelving Rock, Loan ID - R1D7612930867	6.000	03-01-29	98,268	83,184
Shelving Rock, Loan ID - R1D7612934083	6.000	12-01-31	36,614	30,994
Shelving Rock, Loan ID - R1D7612946632 (J)	8.000	04-01-26	96,467	81,659
Shelving Rock, Loan ID - R1D7612968586 (J)	5.000	05-01-25	68,107	57,653
Shelving Rock, Loan ID - R1D7612982157	9.125	12-01-31	16,154	13,674
Shelving Rock, Loan ID - R1D7612984567	5.375	01-01-32	66,439	56,240
Shelving Rock, Loan ID - R1D7612987016 (J)	8.750	07-01-25	71,694	60,689
Shelving Rock, Loan ID - R1D7612987701	5.250	01-01-32	35,339	29,914
Shelving Rock, Loan ID - R1D7612987966	6.250	08-01-26	54,793	46,382
Shelving Rock, Loan ID - R1D7612994574	7.875	12-01-31	45,213	38,273
Shelving Rock, Loan ID - R1D7613006691	7.500	05-01-27	58,936	49,889
Shelving Rock, Loan ID - R1D7613024009	7.500	01-01-32	55,995	47,400
Shelving Rock, Loan ID - R1D7613033455	8.375	09-01-26	41,875	35,448
Shelving Rock, Loan ID - R1D7613048636	8.000	06-01-30	38,204	32,340
Shelving Rock, Loan ID - R1D7613050301 (J)	8.000	04-01-29	20,670	17,497
Shelving Rock, Loan ID - R1D7613070523	6.000	02-01-30	71,061	60,153
Shelving Rock, Loan ID - R1D7613081298	8.375	01-01-28	41,455	35,092
Shelving Rock, Loan ID - R1D7613115377	9.125	03-01-32	4,641	3,929
Shelving Rock, Loan ID - R1D7613121615	7.000	09-01-29	172,832	146,302
Shelving Rock, Loan ID - R1D7613166206 (J)	8.000	08-01-25	19,692	16,669
Shelving Rock, Loan ID - R1D7613170885 (J)	7.000	04-01-25	55,924	47,339
Shelving Rock, Loan ID - R1D7613171974	9.250	04-01-37	41,392	35,038
Shelving Rock, Loan ID - R1D7613181106	8.000	05-01-37	9,017	7,633
Shelving Rock, Loan ID - R1D7613184407	8.625	03-01-35	24,012	20,326
Shelving Rock, Loan ID - R1D7613190008 (J)	8.500	05-01-25	75,279	63,723
Shelving Rock, Loan ID - R1D7613190438	5.000	01-01-27	109,424	92,627
Shelving Rock, Loan ID - R1D7613192491	5.000	03-01-29	44,928	38,032
Shelving Rock, Loan ID - R1D7613201664	5.000	04-01-32	47,893	40,542
Shelving Rock, Loan ID - R1D7613204593	6.000	02-01-27	112,826	95,507
Shelving Rock, Loan ID - R1D7614380152	7.500	06-01-27	125,606	106,326
Shelving Rock, Loan ID - R1D7616147567	11.900	05-01-29	66,896	56,627
Shelving Rock, Loan ID - R1D7618434583	9.000	02-01-30	75,410	63,835
Shelving Rock, Loan ID - R1D7618446017	9.375	12-01-31	15,270	12,926
Shelving Rock, Loan ID - R1D7618446488	5.000	12-01-28	108,768	92,072
Shelving Rock, Loan ID - R1D7618452353	9.875	03-01-27	38,770	32,819
Shelving Rock, Loan ID - R1D76865188 (J)	11.725	05-01-25	60,887	51,541
Shelving Rock, Loan ID - R1D772832781	6.750	04-01-28	15,638	13,238
Shelving Rock, Loan ID - R1D789786346	7.750	01-01-29	161,236	136,486
Shelving Rock, Loan ID - R1D789806906	5.000	08-01-32	196,665	166,477
Shelving Rock, Loan ID - R1D789909929	7.375	12-01-27	57,153	48,380
Shelving Rock, Loan ID - R1D789914746	8.000	12-01-27	31,020	26,258
Shelving Rock, Loan ID - R1D789919476 (J)	6.000	09-01-25	83,157	70,392
Shelving Rock, Loan ID - R1D789919657 (J)	7.000	02-01-27	231,209	195,719
Shelving Rock, Loan ID - R1D789931830	8.000	02-01-32	62,854	53,205
Shelving Rock, Loan ID - R1D789987287	8.125	03-01-37	34,251	28,994
Shelving Rock, Loan ID - R1D789996254	8.000	05-01-29	65,011	55,032
Shelving Rock, Loan ID - R1D789997444	10.325	09-01-26	51,040	43,206
Shelving Rock, Loan ID - R1D91004717785 (J)	6.000	05-01-29	139,723	108,676
Shelving Rock, Loan ID - R1D91004729618 (J)	4.500	01-01-37	20,999	16,333
Shelving Rock, Loan ID - R1D91004736151	3.500	12-01-36	84,942	66,068
Shelving Rock, Loan ID - R1D91005327572	7.000	09-01-29	95,722	74,453
Shelving Rock, Loan ID - R1D91005337038	6.500	11-01-29	126,725	98,566
Shelving Rock, Loan ID - R1D91084131	6.500	03-01-26	50,038	38,920
9	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D912791 (J)	9.375	12-01-27	71,821	$55,863
Shelving Rock, Loan ID - R1D9131159016	9.990	12-01-26	76,743	59,690
Shelving Rock, Loan ID - R1D9131945755 (J)	12.125	04-01-29	48,378	37,629
Shelving Rock, Loan ID - R1D9141942568	7.000	01-01-28	79,882	62,132
Shelving Rock, Loan ID - R1D9142583663	0.000	01-01-50	44,783	34,832
Shelving Rock, Loan ID - R1D9146661473 (J)	7.000	12-01-36	87,088	67,737
Shelving Rock, Loan ID - R1D9146948925	5.000	10-01-27	196,317	152,695
Shelving Rock, Loan ID - R1D9147577076	7.990	04-01-26	72,565	56,441
Shelving Rock, Loan ID - R1D9148123833 (J)	10.400	08-01-25	50,787	39,502
Shelving Rock, Loan ID - R1D9148506475	2.000	02-01-42	65,696	51,099
Shelving Rock, Loan ID - R1D9148600650	8.500	02-01-42	41,174	32,025
Shelving Rock, Loan ID - R1D9150222640	9.250	08-01-29	65,162	50,683
Shelving Rock, Loan ID - R1D9155752270	7.125	07-01-28	82,919	64,495
Shelving Rock, Loan ID - R1D9155934430	9.375	04-01-30	40,806	31,739
Shelving Rock, Loan ID - R1D9156031844 (J)	0.000	02-01-32	37,067	28,831
Shelving Rock, Loan ID - R1D9157715050	6.000	03-01-42	22,756	17,699
Shelving Rock, Loan ID - R1D9158148327 (J)	8.375	08-01-28	57,412	44,655
Shelving Rock, Loan ID - R1D9158148855	7.000	04-01-29	129,437	100,676
Shelving Rock, Loan ID - R1D9158767452 (J)	9.000	04-01-37	67,314	52,357
Shelving Rock, Loan ID - R1D9158789377	9.250	03-01-29	31,572	24,557
Shelving Rock, Loan ID - R1D9158991614	0.000	06-01-41	53,224	41,397
Shelving Rock, Loan ID - R1D9200612828	7.500	03-01-29	95,473	74,259
Shelving Rock, Loan ID - R1D9241924992	10.610	09-01-27	71,805	55,850
Shelving Rock, Loan ID - R1D9249324178	6.000	08-01-36	52,356	40,723
Shelving Rock, Loan ID - R1D9284407970	11.000	11-01-35	5,505	4,281
Shelving Rock, Loan ID - R1D930560148 (J)	4.830	09-01-28	101,777	79,162
Shelving Rock, Loan ID - R1D9310904	7.600	01-01-29	88,975	69,205
Shelving Rock, Loan ID - R1D9371864 (J)	9.000	11-01-29	53,978	41,984
Shelving Rock, Loan ID - R1D9372093	8.000	01-01-34	55,705	43,327
Shelving Rock, Loan ID - R1D9379972	5.000	12-01-36	130,575	101,561
Shelving Rock, Loan ID - R1D9400157	8.500	10-01-31	27,686	21,534
Shelving Rock, Loan ID - R1D9500145 (J)	6.975	07-01-41	134,352	104,499
Shelving Rock, Loan ID - R1D9610225724	12.300	05-01-27	77,814	60,524
Shelving Rock, Loan ID - R1D9612072348	0.000	05-01-31	18,021	14,017
Shelving Rock, Loan ID - R1D9612761841	7.000	09-01-28	56,673	44,080
Shelving Rock, Loan ID - R1D9612799072 (J)	9.500	12-01-36	31,433	24,449
Shelving Rock, Loan ID - R1D9612818088	9.125	02-01-32	75,548	58,761
Shelving Rock, Loan ID - R1D9612840629 (J)	8.063	06-01-30	67,302	52,348
Shelving Rock, Loan ID - R1D9612844068 (J)	6.250	08-01-29	135,856	105,669
Shelving Rock, Loan ID - R1D9612943639 (J)	8.250	02-01-27	58,882	45,799
Shelving Rock, Loan ID - R1D9612960286 (J)	0.000	06-01-45	35,315	27,468
Shelving Rock, Loan ID - R1D9612970285	9.375	06-01-33	16,826	13,087
Shelving Rock, Loan ID - R1D9612980318	0.000	06-01-31	4,310	3,352
Shelving Rock, Loan ID - R1D9612999292 (J)	5.500	02-01-27	426,627	331,831
Shelving Rock, Loan ID - R1D9612999375	10.125	09-01-29	23,947	18,626
Shelving Rock, Loan ID - R1D9613041136	10.250	01-01-32	37,344	29,046
Shelving Rock, Loan ID - R1D9613052844	8.000	02-01-32	35,996	27,998
Shelving Rock, Loan ID - R1D9613067354	9.125	03-01-27	7,380	5,740
Shelving Rock, Loan ID - R1D9613089978	0.000	02-01-31	15,414	11,989
Shelving Rock, Loan ID - R1D9613099894 (J)	7.875	11-01-29	74,900	58,257
Shelving Rock, Loan ID - R1D9613107093 (J)	6.750	03-01-28	109,130	84,881
Shelving Rock, Loan ID - R1D9613127596 (J)	8.875	03-01-26	18,257	14,200
Shelving Rock, Loan ID - R1D9613142967	10.125	05-01-29	13,734	10,682
Shelving Rock, Loan ID - R1D9613176767	0.000	04-01-34	28,347	22,048
Shelving Rock, Loan ID - R1D9613184639	8.875	03-01-27	47,258	36,758
Shelving Rock, Loan ID - R1D9613207661 (J)	8.500	04-01-32	53,999	42,000
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9614389724	6.250	11-01-29	166,869	$129,791
Shelving Rock, Loan ID - R1D9615372729	6.000	09-01-28	71,678	55,751
Shelving Rock, Loan ID - R1D9616148953	6.850	04-01-26	134,341	104,490
Shelving Rock, Loan ID - R1D9616189072 (J)	0.000	11-01-36	55,947	43,516
Shelving Rock, Loan ID - R1D9617588413	6.500	09-01-28	179,777	139,830
Shelving Rock, Loan ID - R1D9617704952 (J)	9.250	05-01-29	40,580	31,563
Shelving Rock, Loan ID - R1D9617982608	8.000	06-01-29	147,745	114,916
Shelving Rock, Loan ID - R1D9618205744 (J)	7.823	03-01-31	36,705	28,549
Shelving Rock, Loan ID - R1D9618442362	7.000	12-01-36	57,568	44,776
Shelving Rock, Loan ID - R1D9618448088	8.000	02-01-28	27,408	21,318
Shelving Rock, Loan ID - R1D9618449102	7.750	05-01-29	65,678	51,085
Shelving Rock, Loan ID - R1D9618450936 (J)	6.250	06-01-29	88,428	68,779
Shelving Rock, Loan ID - R1D9618452650 (J)	6.875	05-01-25	141,023	109,687
Shelving Rock, Loan ID - R1D989786385	6.000	09-01-27	132,385	102,969
Shelving Rock, Loan ID - R1D989786394	8.750	11-01-29	54,345	42,270
Shelving Rock, Loan ID - R1D989906775 (J)	11.250	07-01-26	6,152	4,785
Shelving Rock, Loan ID - R1D989925469	0.000	11-01-30	18,278	14,217
Shelving Rock, Loan ID - R1D989993682	7.500	02-01-31	26,724	20,786
JH Residential Whole Loan Trust II (F)(G) 7.7%				20,285,402
Achieve, Loan ID - R21032974202	15.250	10-01-33	37,847	39,179
Achieve, Loan ID - R2697191229	10.125	12-01-35	66,500	68,841
Achieve, Loan ID - R2697191237	7.375	12-01-55	251,567	260,423
Achieve, Loan ID - R2697191245	10.000	12-01-35	87,550	90,632
Achieve, Loan ID - R2697191252	9.375	12-01-35	18,000	18,634
Achieve, Loan ID - R2697191260	9.500	12-01-40	42,500	43,996
Achieve, Loan ID - R2697191278	7.625	12-01-45	8,842	9,154
Achieve, Loan ID - R2697191286	7.125	12-01-35	50,000	51,760
Achieve, Loan ID - R2697191294	8.750	12-01-35	42,085	43,566
Achieve, Loan ID - R2697191302	10.875	12-01-55	108,500	112,319
Achieve, Loan ID - R2697191310	8.875	12-01-55	100,000	103,520
Achieve, Loan ID - R2697191328	11.000	12-01-40	116,100	120,187
Achieve, Loan ID - R2697191336	10.500	12-01-40	71,500	74,017
Achieve, Loan ID - R2697191344	10.750	12-01-35	20,200	20,911
Achieve, Loan ID - R2697191351	9.875	12-01-40	40,400	41,822
Achieve, Loan ID - R2697191369	8.625	12-01-45	56,500	58,489
Achieve, Loan ID - R2697191377	10.500	12-01-40	44,750	46,325
Achieve, Loan ID - R2697191385	7.750	12-01-40	26,500	27,433
Achieve, Loan ID - R2697191393	9.750	12-01-40	52,200	54,037
Achieve, Loan ID - R2697191401	11.000	12-01-45	78,000	80,746
Achieve, Loan ID - R2697191419	10.875	12-01-45	56,570	58,561
Achieve, Loan ID - R2697191427	8.375	12-01-35	50,550	52,329
Achieve, Loan ID - R2697191435	8.750	12-01-35	61,500	63,665
Achieve, Loan ID - R2697191443	9.000	12-01-40	50,600	52,381
Achieve, Loan ID - R2697191450	10.000	12-01-55	49,726	51,476
Achieve, Loan ID - R2697191468	7.125	12-01-35	42,900	44,410
Achieve, Loan ID - R2697191476	9.000	12-01-40	71,600	74,120
Achieve, Loan ID - R2697191484	7.500	12-01-55	225,000	232,920
Achieve, Loan ID - R2697191492	12.000	12-01-40	73,250	75,828
Achieve, Loan ID - R2697191500	11.500	12-01-35	57,575	59,602
Achieve, Loan ID - R2697191518	9.125	12-01-40	66,050	68,375
Achieve, Loan ID - R2697191526	9.500	12-01-40	71,850	74,379
Achieve, Loan ID - R2697191534	9.250	12-01-35	66,600	68,944
Achieve, Loan ID - R2697191542	8.875	12-01-55	59,400	61,491
Achieve, Loan ID - R2697191559	11.250	12-01-55	38,300	39,648
Achieve, Loan ID - R2697191567	9.750	12-01-55	84,000	86,957
Achieve, Loan ID - R2697191575	10.500	12-01-55	42,900	44,410
11	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697191583	8.250	12-01-35	49,000	$50,725
Achieve, Loan ID - R2697191591	8.750	12-01-40	68,650	71,066
Achieve, Loan ID - R2697191609	9.750	12-01-55	50,300	52,071
Achieve, Loan ID - R2697191617	10.500	12-01-55	72,500	75,052
Achieve, Loan ID - R2697191625	10.250	12-01-55	16,250	16,822
Achieve, Loan ID - R2697191633	7.125	12-01-40	53,800	55,694
Achieve, Loan ID - R2697191641	11.500	12-01-40	23,250	24,068
Achieve, Loan ID - R2697191658	8.500	12-01-35	50,000	51,760
Achieve, Loan ID - R2697191666	8.250	12-01-40	70,000	72,464
Achieve, Loan ID - R2697191674	6.750	12-01-35	77,000	79,710
Achieve, Loan ID - R2697191682	9.750	12-01-35	50,600	52,381
Achieve, Loan ID - R2697191690	9.375	12-01-35	103,235	106,869
Achieve, Loan ID - R2697191708	9.625	12-01-55	40,800	42,236
Achieve, Loan ID - R2697191716	9.500	12-01-40	95,750	99,120
Achieve, Loan ID - R2697191724	10.750	12-01-35	50,485	52,262
Achieve, Loan ID - R2697191732	10.375	12-01-55	33,650	34,834
Achieve, Loan ID - R2697191740	10.750	12-01-35	42,550	44,048
Achieve, Loan ID - R2697191757	8.500	12-01-35	30,200	31,263
Achieve, Loan ID - R2697191765	7.625	12-01-35	86,400	89,441
Achieve, Loan ID - R2697191773	12.000	12-01-40	76,100	78,779
Achieve, Loan ID - R2697191781	9.000	12-01-40	59,850	61,957
Achieve, Loan ID - R2697191799	11.750	12-01-35	52,600	54,452
Achieve, Loan ID - R2697191807	11.875	12-01-40	39,500	40,890
Achieve, Loan ID - R2697191815	10.750	12-01-40	36,600	37,888
Achieve, Loan ID - R2697191823	9.750	12-01-35	71,800	74,327
Achieve, Loan ID - R2697191831	9.250	12-01-45	60,650	62,785
Achieve, Loan ID - R2697191849	10.750	12-01-35	63,000	65,218
Achieve, Loan ID - R2697191864	12.250	12-01-35	31,100	32,195
Achieve, Loan ID - R2697191872	11.500	12-01-40	52,500	54,348
Achieve, Loan ID - R2697191880	9.250	12-01-35	16,042	16,607
Achieve, Loan ID - R2697191898	11.375	12-01-40	59,300	61,387
Achieve, Loan ID - R2697191906	10.750	12-01-35	83,350	86,284
Achieve, Loan ID - R2697191914	9.500	12-01-55	99,950	103,468
Achieve, Loan ID - R2697191922	8.500	12-01-35	47,800	49,483
Achieve, Loan ID - R2697191930	9.500	12-01-40	70,600	73,085
Achieve, Loan ID - R2697191948	10.250	12-01-40	69,200	71,636
Achieve, Loan ID - R2697191955	12.750	12-01-35	16,200	16,770
Achieve, Loan ID - R2697191963	11.125	12-01-55	95,800	99,172
Achieve, Loan ID - R2697191971	10.000	12-01-55	33,000	34,162
Achieve, Loan ID - R2697191989	10.500	12-01-40	103,000	106,626
Achieve, Loan ID - R2697191997	10.500	12-01-55	76,650	79,348
Achieve, Loan ID - R2697192003	9.750	12-01-35	47,200	48,861
Achieve, Loan ID - R2697192011	10.875	12-01-55	16,050	16,615
Achieve, Loan ID - R2697192029	10.125	12-01-40	35,000	36,232
Achieve, Loan ID - R2697192037	8.000	12-01-35	16,500	17,081
Achieve, Loan ID - R2697192045	11.000	12-01-35	41,400	42,857
Achieve, Loan ID - R2697192052	9.750	12-01-35	105,000	108,696
Achieve, Loan ID - R2697192060	9.750	12-01-40	114,300	118,323
Achieve, Loan ID - R2697192078	10.500	12-01-40	76,900	79,607
Achieve, Loan ID - R2697192086	9.625	12-01-40	42,900	44,410
Achieve, Loan ID - R2697192094	10.500	12-01-35	79,700	82,505
Achieve, Loan ID - R2697192102	11.000	12-01-40	60,000	62,112
Achieve, Loan ID - R2697192110	11.150	12-01-40	43,050	44,565
Achieve, Loan ID - R2697192128	11.000	12-01-40	21,550	22,309
Achieve, Loan ID - R2697192136	7.875	12-01-40	151,100	156,419
Achieve, Loan ID - R2697192144	10.750	12-01-35	68,150	70,549
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697192151	11.250	12-01-35	50,500	$52,278
Achieve, Loan ID - R2697192169	10.000	12-01-40	50,500	52,278
Achieve, Loan ID - R2697192177	9.375	12-01-35	94,450	97,775
Achieve, Loan ID - R2697192185	9.875	12-01-35	71,750	74,276
Achieve, Loan ID - R2697192193	10.875	12-01-35	50,000	51,760
Achieve, Loan ID - R2697192201	12.500	12-01-40	91,050	94,255
Achieve, Loan ID - R2697192219	9.875	12-01-55	34,000	35,197
Achieve, Loan ID - R2697192227	10.000	12-01-40	50,500	52,278
Achieve, Loan ID - R2697192235	10.250	12-01-40	86,900	89,959
Achieve, Loan ID - R2697192243	12.500	12-01-40	47,000	48,654
Achieve, Loan ID - R2697192250	8.750	12-01-35	57,200	59,213
Achieve, Loan ID - R2697192268	9.625	12-01-40	62,000	64,182
Achieve, Loan ID - R2697192276	9.250	12-01-35	51,250	53,054
Achieve, Loan ID - R2697192284	10.000	12-01-35	105,200	108,903
Achieve, Loan ID - R2697192292	10.625	12-01-40	131,000	135,611
Achieve, Loan ID - R2697192300	9.000	12-01-35	53,476	55,358
Achieve, Loan ID - R2697192318	10.750	12-01-35	52,300	54,141
Achieve, Loan ID - R2697192326	10.750	12-01-55	81,300	84,162
Achieve, Loan ID - R2697192334	10.500	12-01-40	150,000	155,280
Achieve, Loan ID - R2697192342	10.250	12-01-55	66,450	68,789
Achieve, Loan ID - R2697192359	6.740	12-01-35	77,150	79,866
Achieve, Loan ID - R2697192367	11.250	12-01-55	34,200	35,404
Achieve, Loan ID - R2697192375	11.375	12-01-40	34,500	35,714
Achieve, Loan ID - R2697192383	10.000	12-01-40	54,550	56,470
Achieve, Loan ID - R2697192391	10.250	12-01-45	100,500	104,038
Achieve, Loan ID - R2697192409	10.250	12-01-35	96,400	99,793
Achieve, Loan ID - R2697192417	11.000	12-01-40	75,350	78,002
Achieve, Loan ID - R2697192425	10.500	12-01-55	62,550	64,752
Achieve, Loan ID - R2697192433	8.000	12-01-40	38,600	39,959
Achieve, Loan ID - R2697192441	8.375	12-01-35	93,550	96,843
Achieve, Loan ID - R2697192458	12.000	12-01-40	109,700	113,561
Achieve, Loan ID - R2697192466	10.625	12-01-45	95,650	99,017
Achieve, Loan ID - R2697192474	10.125	12-01-40	40,500	41,926
Achieve, Loan ID - R2697192482	8.500	12-01-40	107,000	110,766
Achieve, Loan ID - R2697192490	10.500	12-01-40	59,900	62,008
Achieve, Loan ID - R2697192508	8.250	12-01-35	42,800	44,307
Achieve, Loan ID - R2697192516	12.500	12-01-40	124,075	128,442
Achieve, Loan ID - R2697192524	9.000	12-01-35	45,500	47,102
Achieve, Loan ID - R2697192532	9.000	12-01-35	50,050	51,812
Achieve, Loan ID - R2697192540	10.750	12-01-55	52,500	54,348
Achieve, Loan ID - R2697192557	9.375	12-01-35	35,350	36,594
Achieve, Loan ID - R2697192565	10.125	12-01-55	180,550	186,905
Achieve, Loan ID - R2697192573	12.750	12-01-40	59,000	61,077
Achieve, Loan ID - R2697192581	8.750	12-01-55	101,000	104,555
Achieve, Loan ID - R2697192599	11.500	12-01-40	57,000	59,006
Achieve, Loan ID - R2697192607	10.250	12-01-40	65,200	67,495
Achieve, Loan ID - R2697192615	10.750	12-01-55	69,200	71,636
Achieve, Loan ID - R2697192623	12.500	12-01-40	17,000	17,598
Achieve, Loan ID - R2697192631	8.500	12-01-35	30,000	31,056
Achieve, Loan ID - R2697192649	11.250	12-01-40	50,000	51,760
Achieve, Loan ID - R2697192656	10.625	12-01-55	39,000	40,373
Achieve, Loan ID - R2697192664	11.250	12-01-40	90,150	93,323
Achieve, Loan ID - R2697192672	11.000	12-01-55	95,450	98,810
Achieve, Loan ID - R2697192680	10.750	12-01-35	46,500	48,137
Achieve, Loan ID - R2697192698	12.500	12-01-40	60,487	62,616
Achieve, Loan ID - R2697192706	7.875	12-01-35	36,000	37,267
13	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697192714	9.000	12-01-55	90,096	$93,267
Achieve, Loan ID - R2697192722	11.500	12-01-40	40,750	42,184
Achieve, Loan ID - R2697192730	12.500	12-01-40	67,800	70,187
Achieve, Loan ID - R2697192748	9.250	12-01-55	198,950	205,953
Achieve, Loan ID - R2697192755	10.500	12-01-40	74,250	76,864
Achieve, Loan ID - R2697192763	7.750	12-01-35	22,300	23,085
Achieve, Loan ID - R2697192771	9.250	12-01-55	154,000	159,421
Achieve, Loan ID - R2697192789	9.000	12-01-35	73,000	75,570
Achieve, Loan ID - R2697192797	10.500	12-01-35	36,041	37,310
Achieve, Loan ID - R2697192805	10.500	12-01-40	97,750	101,191
Achieve, Loan ID - R2697192813	10.000	12-01-55	102,350	105,953
Achieve, Loan ID - R2697192821	10.625	12-01-55	115,200	119,255
Achieve, Loan ID - R2697192839	11.375	12-01-40	124,000	128,365
Achieve, Loan ID - R2697192847	11.000	12-01-40	87,500	90,580
Achieve, Loan ID - R2697192854	11.500	12-01-40	83,750	86,698
Achieve, Loan ID - R2697192862	7.375	12-01-35	32,850	34,006
Achieve, Loan ID - R2697192870	10.500	12-01-40	23,000	23,810
Achieve, Loan ID - R2697192888	9.000	12-01-40	42,300	43,789
Achieve, Loan ID - R2697192896	9.250	12-01-55	132,000	136,646
Achieve, Loan ID - R2697192904	10.000	12-01-40	86,400	89,441
Achieve, Loan ID - R2697192912	10.500	12-01-40	90,750	93,944
Achieve, Loan ID - R2697192920	10.875	12-01-40	75,900	78,572
Achieve, Loan ID - R2697192938	9.125	12-01-35	252,450	261,336
Achieve, Loan ID - R2697192946	10.750	12-01-40	82,250	85,145
Achieve, Loan ID - R2697192953	11.250	12-01-40	60,200	62,319
Achieve, Loan ID - R2697192961	10.250	12-01-40	45,500	47,102
Achieve, Loan ID - R2697192979	9.250	12-01-40	55,350	57,298
Achieve, Loan ID - R2697192987	10.625	12-01-40	109,100	112,940
Achieve, Loan ID - R2697192995	11.625	12-01-40	100,300	103,831
Achieve, Loan ID - R2697193001	9.000	12-01-35	140,900	145,860
Achieve, Loan ID - R2697193019	9.000	12-01-40	28,250	29,244
Achieve, Loan ID - R2697193027	7.750	12-01-45	86,000	89,027
Achieve, Loan ID - R2697193035	12.250	12-01-40	150,000	155,280
Achieve, Loan ID - R2697193043	12.500	12-01-40	103,200	106,833
Achieve, Loan ID - R2697193050	11.750	12-01-45	51,050	52,847
Achieve, Loan ID - R2697193068	7.250	12-01-35	63,200	65,425
Achieve, Loan ID - R2697193076	10.625	12-01-55	91,000	94,203
Achieve, Loan ID - R2697193084	9.875	12-01-35	63,650	65,890
Achieve, Loan ID - R2697193092	10.750	12-01-35	48,000	49,690
Achieve, Loan ID - R2697193100	8.500	12-01-35	61,500	63,665
Achieve, Loan ID - R2697193118	10.000	12-01-40	77,000	79,710
Achieve, Loan ID - R2697193126	10.250	12-01-35	108,750	112,578
Achieve, Loan ID - R2697193134	10.500	12-01-40	31,650	32,764
Achieve, Loan ID - R2697193142	12.250	12-01-40	46,000	47,619
Achieve, Loan ID - R2697193159	10.375	12-01-40	60,000	62,112
Achieve, Loan ID - R2697193167	9.625	12-01-35	15,500	16,046
Achieve, Loan ID - R2697193175	11.750	12-01-40	37,100	38,406
Achieve, Loan ID - R2697193183	9.000	12-01-40	62,094	64,280
Achieve, Loan ID - R2697193191	10.750	12-01-35	38,700	40,062
Achieve, Loan ID - R2697193209	8.500	12-01-35	52,350	54,193
Achieve, Loan ID - R2697193217	8.125	12-01-35	73,000	75,570
Achieve, Loan ID - R2697193225	11.375	12-01-55	150,000	155,280
Achieve, Loan ID - R2697193233	9.000	12-01-35	213,500	221,015
Achieve, Loan ID - R2697193241	10.125	12-01-45	142,850	147,878
Achieve, Loan ID - R2697193258	9.250	12-01-35	69,950	72,412
Achieve, Loan ID - R2697193282	9.750	12-01-35	70,000	72,464
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	14

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697193308	8.250	12-01-55	57,000	$59,006
Achieve, Loan ID - R2697193316	9.500	12-01-40	61,645	63,815
Achieve, Loan ID - R2697193357	10.750	12-01-35	53,600	55,487
Achieve, Loan ID - R2697193423	7.375	12-01-55	85,250	88,251
Achieve, Loan ID - R2697193530	11.375	12-01-40	64,000	66,253
Achieve, Loan ID - R2697193555	8.125	12-01-35	35,200	36,439
Achieve, Loan ID - R2697193605	10.500	12-01-40	77,700	80,435
Achieve, Loan ID - R2697193613	10.375	12-01-35	77,100	79,814
Achieve, Loan ID - R2697193639	9.250	12-01-55	22,700	23,499
Achieve, Loan ID - R2697193803	10.375	12-01-55	34,800	36,025
Achieve, Loan ID - R2697193878	12.250	12-01-35	140,850	145,808
Achieve, Loan ID - R2697210201	11.000	01-01-41	29,150	30,176
Achieve, Loan ID - R2697331189	10.250	01-01-36	37,700	39,027
Achieve, Loan ID - R2697331213	10.750	01-01-36	36,500	37,785
Achieve, Loan ID - R2697331270	10.000	01-01-36	56,850	58,851
Achieve, Loan ID - R2697331361	11.000	01-01-41	34,200	35,404
Achieve, Loan ID - R2697331395	11.000	01-01-41	150,000	155,280
Achieve, Loan ID - R2697331429	11.375	01-01-56	75,000	77,640
Achieve, Loan ID - R2697331494	11.250	01-01-41	34,050	35,249
Achieve, Loan ID - R2697331536	12.000	01-01-41	84,500	87,474
Achieve, Loan ID - R2697331668	10.750	01-01-46	86,000	89,027
Achieve, Loan ID - R2697331684	10.875	01-01-41	70,400	72,878
Achieve, Loan ID - R2697331700	10.500	01-01-41	120,250	124,483
Achieve, Loan ID - R2697331734	12.500	01-01-41	36,600	37,888
Achieve, Loan ID - R2697331742	12.000	01-01-41	49,200	50,932
Achieve, Loan ID - R2697458008	10.375	01-01-56	73,608	76,199
Achieve, Loan ID - R2697458073	11.375	01-01-41	55,800	57,764
Achieve, Loan ID - R2697458123	12.000	01-01-41	81,800	84,679
Achieve, Loan ID - R2697458156	10.625	01-01-36	40,000	41,408
Achieve, Loan ID - R2697458164	12.250	01-01-41	41,000	42,443
Achieve, Loan ID - R2697458230	12.500	01-01-41	29,950	31,004
Achieve, Loan ID - R2697458248	8.875	01-01-36	93,150	96,429
Achieve, Loan ID - R2697458289	11.000	01-01-41	82,000	84,886
Achieve, Loan ID - R2697458297	12.000	01-01-41	66,900	69,255
Achieve, Loan ID - R2697458438	9.500	01-01-36	35,100	36,336
Achieve, Loan ID - R2697458461	10.500	01-01-41	150,000	155,280
Achieve, Loan ID - R2697458495	9.000	01-01-56	50,400	52,174
Achieve, Loan ID - R2697458503	13.000	01-01-41	112,700	116,667
Achieve, Loan ID - R2697458511	10.875	01-01-56	51,000	52,795
Achieve, Loan ID - R2697497253	10.000	01-01-36	71,200	73,706
Achieve, Loan ID - R2697497329	9.500	01-01-56	97,000	100,414
Achieve, Loan ID - R2697497436	8.625	01-01-41	111,100	115,011
Achieve, Loan ID - R2697497550	9.000	01-01-56	82,500	85,404
Achieve, Loan ID - R2697497592	8.500	01-01-56	50,300	52,071
Achieve, Loan ID - R2697497626	9.000	01-01-36	75,000	77,640
Achieve, Loan ID - R2697497634	9.125	01-01-41	49,800	51,553
Achieve, Loan ID - R2697503944	8.250	01-01-41	48,650	50,362
Achieve, Loan ID - R2697503977	8.250	01-01-36	44,500	46,066
Achieve, Loan ID - R2697503993	8.625	01-01-36	28,000	28,986
Achieve, Loan ID - R2697504017	8.250	01-01-56	58,450	60,507
Achieve, Loan ID - R2697504025	10.500	01-01-41	145,350	150,466
Achieve, Loan ID - R2697504033	7.125	01-01-36	54,900	56,832
Achieve, Loan ID - R2697504058	9.000	01-01-46	29,141	30,167
Achieve, Loan ID - R2697504090	8.750	01-01-36	24,300	25,155
Achieve, Loan ID - R2697504157	8.125	01-01-46	80,950	83,799
Achieve, Loan ID - R2697504215	10.375	01-01-56	175,500	181,678
15	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697556322	7.350	01-01-56	225,000	$232,920
Achieve, Loan ID - R2697556462	10.750	01-01-56	125,800	130,228
Achieve, Loan ID - R2697556546	9.000	01-01-41	95,000	98,344
Achieve, Loan ID - R2697556843	10.750	01-01-56	66,050	68,375
Achieve, Loan ID - R2697573525	9.125	02-01-36	30,550	31,625
Achieve, Loan ID - R2697573533	9.250	02-01-56	113,000	116,978
Achieve, Loan ID - R2697573616	11.250	02-01-36	123,350	127,692
Achieve, Loan ID - R2697573715	10.125	02-01-41	40,000	41,408
Achieve, Loan ID - R2697573848	11.750	02-01-41	68,500	70,911
Achieve, Loan ID - R2697573988	12.000	02-01-41	55,500	57,454
Achieve, Loan ID - R2697574002	11.500	02-01-41	111,100	115,011
Achieve, Loan ID - R2697574028	12.000	02-01-41	62,150	64,338
Achieve, Loan ID - R2697574036	10.125	02-01-56	73,000	75,570
Achieve, Loan ID - R2697574069	11.250	02-01-41	50,000	51,760
Achieve, Loan ID - R2697574143	9.875	02-01-36	98,100	101,553
Achieve, Loan ID - R2697712958	8.875	02-01-41	69,000	71,429
Achieve, Loan ID - R2697713139	10.250	02-01-36	48,500	50,207

Value
Special purpose vehicles 16.4%	$43,051,591
(Cost $40,817,204)
Industrials 12.8%	33,732,169
JH Arbor Leasing LLC (F)(K)(L)	8,141,436
JH Finance LeaseCo LLC (F)(K)(L)	5,385,178
JH Liftco LLC (F)(K)(L)	11,542,357
JH Rail LLC (F)(K)(L)	8,663,198
Real estate 0.1%	146,098
JH REO Trust (F)(K)(L)	146,098
Transportation assets 3.5%	9,173,324
MSN 803 Trust (F)(K)(L)	9,173,324

	Rate (%)	Maturity date	Par value^	Value
Term loans (M) 14.7%				$38,787,250
(Cost $38,718,780)
Commercial real estate lending 11.3%				29,787,250
Clairemont Drive LLC, Term Loan (1 month CME Term SOFR + 7.000%) (F)	11.623	03-11-26	4,725,838	4,724,420
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (F)	9.775	08-11-26	4,914,630	4,784,392
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	11.000	04-11-27	4,722,235	4,738,763
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (F)	10.623	07-11-26	4,732,080	4,749,115
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	9.623	01-11-27	4,789,460	4,780,360
Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	9.973	04-11-27	6,000,000	6,010,200
Equipment 3.4%				9,000,000
VCI Asset Holdings 1 LLC, Fixed Term Loan	10.000	11-20-30	9,000,000	9,000,000

Consumer-related assets 8.2%				$21,453,852
(Cost $20,695,498)
Consumer loans 8.2%				21,453,852
ACHV ABS Trust
Series 2023-3PL, Class R (A)(E)(F)	—	08-19-30	2,637	248,779
Series 2025-1PL, Class E (A)	6.500	04-26-32	662,722	655,369
Series 2023-1PL, Class CERT (A)(E)	—	03-18-30	37,848	2,774,364
Avant Loans Funding Trust
Series 2022-REV1, Class E (A)	12.980	09-15-31	3,000,000	3,007,500
Series 2025-REV1, Class D (A)	8.390	05-15-34	3,000,000	3,054,521
Series 2024-REV1, Class C (A)(B)	7.060	10-15-33	1,750,000	1,787,847
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	16

	Rate (%)	Maturity date	Par value^	Value
Consumer loans (continued)
Best Egg Asset Structured Pass Through Master Trust
Series 2025-A, Class CERT (A)(E)(F)	—	01-15-35	3,003	$341,222
Series 2025-C, Class CERT (A)(E)(F)	—	03-15-35	3,003	291,525
Series 2025-B, Class CERT (A)(E)(F)	—	02-15-35	3,003	478,216
Series 2025-D, Class CERT (A)(E)(F)	—	04-15-35	3,003	522,814
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(E)(F)	—	04-25-43	5,000	1,423,090
Freedom Financial ABS Trust
Series 2022-3FP, Class CERT (A)(E)	—	08-20-29	23,900	3,196,721
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class E (A)	7.790	06-25-60	1,000,000	1,029,529
Mosaic Solar Loan Trust
Series 2018-2GS, Class R IO (A)(E)	—	02-22-44	19,131,000	2,642,355

Corporate asset-based credit 1.9%				$5,000,000
(Cost $5,000,000)
Materials 1.9%				5,000,000
CG Finance A LP
Series 2023-1, Class A (F)	11.500	06-28-28	5,000,000	5,000,000

Consumer loans 1.7%				$4,567,662
(Cost $4,680,931)
JH Consumer Loan Trust (F)(G) 1.7%				4,567,662
Achieve, Loan ID - C18648251	20.990	12-14-26	9,661	9,425
Achieve, Loan ID - C22902472	16.740	12-10-26	13,372	13,044
Achieve, Loan ID - C23300084 (H)	16.490	01-25-27	9,380	9,150
Achieve, Loan ID - C23301086	21.740	02-13-28	14,175	13,828
Achieve, Loan ID - C23500788	8.490	01-15-28	6,181	6,030
Achieve, Loan ID - C23511393 (I)	25.490	01-20-26	181	177
Achieve, Loan ID - C23902626	23.990	01-23-28	14,081	13,736
Achieve, Loan ID - C23964782	26.990	12-10-27	25,088	24,473
Achieve, Loan ID - C23966505	26.990	02-25-28	12,828	12,514
Achieve, Loan ID - C23988868	21.740	12-10-27	12,144	11,846
Achieve, Loan ID - C23992646	26.990	01-15-28	6,838	6,671
Achieve, Loan ID - C23992707	21.990	12-04-27	26,026	25,389
Achieve, Loan ID - C24002565	26.990	12-10-27	5,927	5,782
Achieve, Loan ID - C24100561	26.740	12-14-27	4,475	4,365
Achieve, Loan ID - C24118254	16.240	01-25-28	12,334	12,032
Achieve, Loan ID - C24119783	26.740	01-20-28	9,249	9,022
Achieve, Loan ID - C24160824	21.490	01-26-28	8,507	8,299
Achieve, Loan ID - C24173305	21.490	01-15-27	3,645	3,556
Achieve, Loan ID - C24178392	14.240	01-26-28	13,832	13,493
Achieve, Loan ID - C24219111	13.740	12-14-26	15,474	15,094
Achieve, Loan ID - C24228404	19.740	01-27-27	11,082	10,811
Achieve, Loan ID - C24234040	15.490	01-27-28	11,064	10,793
Achieve, Loan ID - C24281913	26.990	02-29-28	22,687	22,131
Achieve, Loan ID - C24284884	26.240	01-20-28	8,460	8,253
Achieve, Loan ID - C24328234	24.240	01-29-28	22,611	22,057
Achieve, Loan ID - C24332351	26.490	01-29-27	31,173	30,409
Achieve, Loan ID - C24702290	25.490	12-24-27	4,964	4,843
Achieve, Loan ID - C24708215	17.740	02-03-27	7,443	7,261
Achieve, Loan ID - C24770901	18.990	12-25-26	8,222	8,020
Achieve, Loan ID - C24783767	26.990	03-09-28	3,088	3,012
Achieve, Loan ID - C24785164	20.740	12-25-27	9,381	9,151
Achieve, Loan ID - C24786979 (H)	26.990	03-09-28	21,461	20,935
Achieve, Loan ID - C24808124	23.490	02-13-28	14,335	13,984
Achieve, Loan ID - C24808507	18.990	02-02-26	1,242	1,212
Achieve, Loan ID - C24838632	26.990	03-11-28	11,704	11,417
Achieve, Loan ID - C24842245	9.240	12-26-27	5,865	5,721
17	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24891649	23.490	02-01-27	22,717	$22,160
Achieve, Loan ID - C24929161	25.740	03-12-28	11,981	11,687
Achieve, Loan ID - C24931645	21.240	12-30-27	2,662	2,597
Achieve, Loan ID - C24941009	20.240	02-13-27	5,258	5,129
Achieve, Loan ID - C24941466	26.490	12-30-26	1,986	1,937
Achieve, Loan ID - C31322342	26.990	06-14-28	7,139	6,965
Achieve, Loan ID - C31323216 (I)	5.990	04-30-25	206	201
Achieve, Loan ID - C31355554	24.740	06-16-28	7,297	7,118
Achieve, Loan ID - C31358659	20.740	06-12-28	6,332	6,177
Achieve, Loan ID - C31359319	21.740	06-12-28	6,489	6,330
Achieve, Loan ID - C31363408	26.990	06-15-28	24,787	24,180
Achieve, Loan ID - C31368567	16.990	06-20-28	29,604	28,879
Achieve, Loan ID - C31369376	19.240	06-13-28	2,012	1,963
Achieve, Loan ID - C31370479 (H)	16.490	06-22-26	13,653	13,319
Achieve, Loan ID - C31375823	24.240	06-18-27	8,487	8,279
Achieve, Loan ID - C31376581	18.990	06-23-28	7,336	7,157
Achieve, Loan ID - C31384566	26.990	07-26-28	16,955	16,540
Achieve, Loan ID - C31386911	21.990	06-16-28	22,913	22,352
Achieve, Loan ID - C31388466	20.490	06-13-28	9,105	8,882
Achieve, Loan ID - C31388907	20.740	06-16-27	16,936	16,521
Achieve, Loan ID - C31389230	26.990	06-16-28	1,580	1,542
Achieve, Loan ID - C31389544	18.240	06-15-26	15,207	14,835
Achieve, Loan ID - C31390921	22.490	06-13-27	2,287	2,231
Achieve, Loan ID - C31391521	26.990	06-14-28	5,886	5,741
Achieve, Loan ID - C31393020	26.990	07-27-28	4,617	4,504
Achieve, Loan ID - C31394748	23.990	06-29-27	5,645	5,506
Achieve, Loan ID - C31395045	22.990	05-01-28	8,006	7,809
Achieve, Loan ID - C31395796	24.240	07-30-28	10,612	10,352
Achieve, Loan ID - C31396148	21.740	06-30-28	16,852	16,439
Achieve, Loan ID - C31396302	26.990	07-26-28	6,792	6,625
Achieve, Loan ID - C31396322	25.240	07-27-28	3,638	3,549
Achieve, Loan ID - C31397404	20.740	06-24-26	5,645	5,507
Achieve, Loan ID - C31399171	22.990	06-29-28	20,795	20,286
Achieve, Loan ID - C31402076	24.240	06-27-26	6,709	6,545
Achieve, Loan ID - C31404074	14.740	06-25-27	6,807	6,640
Achieve, Loan ID - C31405619	23.740	06-16-28	6,290	6,135
Achieve, Loan ID - C31407785	19.990	06-25-26	2,152	2,100
Achieve, Loan ID - C31416188	26.990	06-20-28	13,514	13,183
Achieve, Loan ID - C31421074	22.740	06-23-27	10,474	10,218
Achieve, Loan ID - C31424651	26.990	06-14-28	6,448	6,290
Achieve, Loan ID - C31433338	16.490	06-16-26	7,837	7,645
Achieve, Loan ID - C31439606	18.990	06-16-27	10,252	10,001
Achieve, Loan ID - C31446756	18.990	06-29-27	6,824	6,657
Achieve, Loan ID - C32811890	18.740	11-21-27	25,537	24,911
Achieve, Loan ID - C34505570	17.240	11-17-26	4,050	3,950
Achieve, Loan ID - C34651006	25.240	10-06-27	5,937	5,791
Achieve, Loan ID - C34722397	13.990	11-20-27	7,191	7,014
Achieve, Loan ID - C34739349	25.990	12-19-28	4,871	4,752
Achieve, Loan ID - C34763286	14.490	11-20-26	7,058	6,885
Achieve, Loan ID - C34778675	19.990	10-06-27	11,291	11,014
Achieve, Loan ID - C34779309	21.240	11-21-27	8,782	8,567
Achieve, Loan ID - C34822398	21.240	11-17-27	8,608	8,397
Achieve, Loan ID - C34859657	25.990	11-18-28	17,062	16,644
Achieve, Loan ID - C34873664	25.990	12-20-28	13,274	12,949
Achieve, Loan ID - C34895842	14.240	10-06-26	4,217	4,113
Achieve, Loan ID - C34903520	25.990	11-07-28	11,900	11,609
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	18

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C34903753	13.990	11-10-28	23,921	$23,334
Achieve, Loan ID - C34905741	25.990	12-19-28	5,396	5,263
Achieve, Loan ID - C34910473	24.240	11-20-26	10,954	10,685
Achieve, Loan ID - C34921910 (H)	5.990	11-07-25	1,200	1,171
Achieve, Loan ID - C34924262	24.490	11-10-27	9,338	9,109
Achieve, Loan ID - C34925650	21.240	11-21-28	14,019	13,675
Arivo, Loan ID - C1380541	21.950	05-22-29	33,224	33,643
Arivo, Loan ID - C1381078	21.260	05-27-29	21,152	21,418
Arivo, Loan ID - C1381533	18.000	05-13-29	17,341	17,560
Arivo, Loan ID - C1381923	20.150	05-23-29	17,454	17,674
Arivo, Loan ID - C1382501	20.570	04-30-29	15,148	15,339
Arivo, Loan ID - C1383648	22.830	11-12-27	19,670	19,918
Arivo, Loan ID - C1384317	20.550	05-18-29	22,791	23,079
Arivo, Loan ID - C1384529	22.200	05-30-29	23,655	23,953
Arivo, Loan ID - C1385054	16.820	05-18-29	23,355	23,649
Arivo, Loan ID - C1385469	22.990	11-19-28	10,778	10,913
Arivo, Loan ID - C1385521 (H)	20.000	11-19-27	30,201	30,582
Arivo, Loan ID - C1385526	20.570	05-30-29	20,526	20,785
Arivo, Loan ID - C1385540	13.340	05-19-29	27,593	27,941
Arivo, Loan ID - C1385548	14.700	05-04-29	29,300	29,669
Arivo, Loan ID - C1385661	20.000	05-21-29	31,545	31,943
Arivo, Loan ID - C1385838	17.850	05-29-29	21,201	21,468
Arivo, Loan ID - C1386089	20.200	05-22-29	16,846	17,059
Arivo, Loan ID - C1386584	20.000	05-21-29	15,814	16,014
Arivo, Loan ID - C1386680	17.000	05-21-29	661	669
Arivo, Loan ID - C1386731	13.450	05-23-29	21,784	22,058
Arivo, Loan ID - C1387295	18.890	05-22-29	23,853	24,153
Arivo, Loan ID - C1387393	16.860	05-25-29	26,828	27,166
Arivo, Loan ID - C1387501	18.900	05-22-29	9,999	10,125
Arivo, Loan ID - C1387732	20.660	05-23-29	20,281	20,537
Arivo, Loan ID - C1387765 (H)	22.560	05-23-29	18,805	19,042
Arivo, Loan ID - C1387802	18.000	05-22-29	15,802	16,001
Arivo, Loan ID - C1387840	20.110	05-22-29	21,207	21,474
Arivo, Loan ID - C1387867	20.000	05-25-29	23,016	23,306
Arivo, Loan ID - C1388209	16.370	05-23-29	4,478	4,534
Arivo, Loan ID - C1388265	20.410	05-23-29	17,137	17,353
Arivo, Loan ID - C1388383	18.000	05-23-29	16,134	16,337
Arivo, Loan ID - C1388406	16.500	05-23-29	7,276	7,367
Arivo, Loan ID - C1388509	21.260	05-25-29	24,317	24,623
Arivo, Loan ID - C1388512	18.000	05-23-29	18,610	18,844
Arivo, Loan ID - C1388696	19.230	05-12-29	21,524	21,796
Arivo, Loan ID - C1388855	22.900	05-15-29	18,579	18,813
Arivo, Loan ID - C1388993	18.210	05-23-29	25,539	25,861
Arivo, Loan ID - C1389039	18.710	05-09-29	29,708	30,082
Arivo, Loan ID - C1389201	14.610	05-14-29	28,814	29,177
Arivo, Loan ID - C1389338	20.350	05-25-29	25,574	25,896
Arivo, Loan ID - C1389425	16.390	06-01-29	22,124	22,403
Arivo, Loan ID - C1389469	20.000	05-25-29	20,631	20,891
Arivo, Loan ID - C1389502	19.740	05-28-29	22,485	22,768
Arivo, Loan ID - C1389530	20.130	05-26-29	17,590	17,812
Arivo, Loan ID - C1389587	13.740	05-25-29	30,486	30,870
Arivo, Loan ID - C1389869	17.250	11-25-27	9,398	9,517
Arivo, Loan ID - C1390027	17.150	05-23-29	20,422	20,680
Arivo, Loan ID - C1390140	21.880	05-26-29	13,286	13,453
Arivo, Loan ID - C1390165	20.080	05-26-29	19,530	19,777
Arivo, Loan ID - C1390258	20.500	05-11-29	15,365	15,559
19	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1390345	20.000	11-26-27	20,165	$20,419
Arivo, Loan ID - C1390443	17.030	05-26-29	35,186	35,629
Arivo, Loan ID - C1390475	20.890	05-26-29	18,099	18,327
Arivo, Loan ID - C1390501	15.920	05-26-29	30,951	31,341
Arivo, Loan ID - C1390516	18.000	05-26-29	38,394	38,878
Arivo, Loan ID - C1390640	20.000	05-25-29	21,883	22,159
Arivo, Loan ID - C1390700	20.000	05-27-29	20,509	20,768
Arivo, Loan ID - C1390709	18.000	05-27-29	23,773	24,073
Arivo, Loan ID - C1390735	18.060	05-13-29	27,974	28,326
Arivo, Loan ID - C1390766	17.830	05-27-29	16,673	16,883
Arivo, Loan ID - C1390785	21.580	05-29-29	14,278	14,458
Arivo, Loan ID - C1390807	22.540	05-27-29	18,960	19,199
Arivo, Loan ID - C1391006	18.430	05-27-29	19,798	20,047
Arivo, Loan ID - C1391008	21.850	05-27-29	20,546	20,805
Arivo, Loan ID - C1391067	17.910	05-27-29	20,924	21,187
Arivo, Loan ID - C1391235	17.930	05-30-29	18,658	18,893
Arivo, Loan ID - C1391262	16.960	05-27-29	13,706	13,878
Arivo, Loan ID - C1391263	18.000	05-27-29	27,476	27,822
Arivo, Loan ID - C1391280	20.260	05-27-29	19,131	19,372
Arivo, Loan ID - C1391342	14.930	05-28-29	14,354	14,535
Arivo, Loan ID - C1391483	16.470	05-28-29	35,648	36,097
Arivo, Loan ID - C1391610	20.570	05-13-29	20,141	20,395
Arivo, Loan ID - C1391647	20.570	05-29-29	13,702	13,874
Arivo, Loan ID - C1391652	19.570	05-25-29	14,349	14,530
Arivo, Loan ID - C1391694	20.000	05-28-29	37,426	37,898
Arivo, Loan ID - C1391736	16.550	05-29-29	17,146	17,362
Arivo, Loan ID - C1391838	22.660	05-28-29	25,688	26,012
Arivo, Loan ID - C1392009	16.290	11-13-27	6,046	6,122
Arivo, Loan ID - C1392078	18.000	05-28-29	3,692	3,739
Arivo, Loan ID - C1392104	18.000	05-28-29	21,177	21,444
Arivo, Loan ID - C1392258	18.000	05-29-29	14,954	15,142
Arivo, Loan ID - C1392327	18.000	05-14-29	23,799	24,099
Arivo, Loan ID - C1392364	22.070	05-29-29	21,203	21,470
Arivo, Loan ID - C1392401	21.440	05-29-29	18,397	18,629
Arivo, Loan ID - C1392420	14.430	11-29-27	18,504	18,737
Arivo, Loan ID - C1392421	20.000	05-28-29	22,148	22,427
Arivo, Loan ID - C1392514	20.000	05-29-29	18,551	18,785
Arivo, Loan ID - C1392527	14.780	05-29-29	37,389	37,861
Arivo, Loan ID - C1392568	14.740	05-29-29	16,938	17,152
Arivo, Loan ID - C1392580	14.420	05-30-29	21,414	21,684
Arivo, Loan ID - C1392651	20.270	06-02-29	22,552	22,836
Arivo, Loan ID - C1392768	18.000	05-15-29	16,662	16,872
Arivo, Loan ID - C1392780	24.050	05-29-29	17,946	18,172
Arivo, Loan ID - C1392838 (H)	18.000	05-14-29	21,987	22,264
Arivo, Loan ID - C1392840	18.140	05-29-29	19,750	19,999
Arivo, Loan ID - C1392844	17.970	05-29-29	18,773	19,010
Arivo, Loan ID - C1392924	22.500	06-04-29	24,220	24,525
Arivo, Loan ID - C1392970	20.000	05-15-29	12,995	13,158
Arivo, Loan ID - C1392982	20.060	05-25-29	28,349	28,706
Arivo, Loan ID - C1393035	12.830	05-30-29	36,728	37,191
Arivo, Loan ID - C1393075	15.310	05-15-29	20,987	21,252
Arivo, Loan ID - C1393081	14.660	05-30-29	15,479	15,674
Arivo, Loan ID - C1393111	17.560	05-29-29	24,655	24,965
Arivo, Loan ID - C1393122	18.260	05-30-29	16,114	16,317
Arivo, Loan ID - C1393159	21.090	11-25-27	14,161	14,339
Arivo, Loan ID - C1393204	20.560	05-30-29	17,764	17,988
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	20

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1393263	19.710	05-30-29	20,404	$20,661
Arivo, Loan ID - C1393343	19.960	05-26-29	7,175	7,266
Arivo, Loan ID - C1393348	20.300	05-30-29	10,457	10,589
Arivo, Loan ID - C1393472	20.000	05-30-29	34,068	34,498
Arivo, Loan ID - C1393511	18.000	05-30-29	20,383	20,640
Arivo, Loan ID - C1393576	21.540	05-30-29	22,434	22,716
Arivo, Loan ID - C1393593	14.460	06-01-29	22,442	22,724
Arivo, Loan ID - C1393720	14.520	05-30-29	19,616	19,863
Arivo, Loan ID - C1393734	16.870	05-25-29	33,375	33,796
Arivo, Loan ID - C1393979	21.130	05-16-29	43,679	44,229
Arivo, Loan ID - C1394007	21.300	05-30-29	13,578	13,749
Arivo, Loan ID - C1394076	18.670	06-01-29	20,973	21,237
Arivo, Loan ID - C1394218	17.260	05-17-29	16,876	17,088
Arivo, Loan ID - C1394326	13.540	06-01-29	34,812	35,250
Arivo, Loan ID - C1394447	15.570	06-01-29	21,746	22,020
Arivo, Loan ID - C1394484	20.000	06-01-29	13,797	13,971
Arivo, Loan ID - C1394590	14.710	05-17-29	14,873	15,061
Arivo, Loan ID - C1394614	16.820	06-01-29	25,451	25,772
Arivo, Loan ID - C1394691	15.960	06-01-29	24,450	24,758
Arivo, Loan ID - C1394761	18.000	06-01-29	21,318	21,587
Arivo, Loan ID - C1394975	16.750	05-26-29	18,251	18,481
Arivo, Loan ID - C1395036	18.600	05-18-29	26,565	26,900
Arivo, Loan ID - C1395055	18.950	06-02-29	30,512	30,897
Arivo, Loan ID - C1395098	14.860	06-02-29	34,254	34,685
Arivo, Loan ID - C1395177 (H)	14.990	06-02-29	26,478	26,812
Arivo, Loan ID - C1395182	17.670	06-02-29	12,476	12,634
Arivo, Loan ID - C1395239	17.130	05-30-29	23,901	24,203
Arivo, Loan ID - C1395328	20.000	05-18-29	24,745	25,057
Arivo, Loan ID - C1395338	19.730	06-03-29	26,108	26,437
Arivo, Loan ID - C1395472	17.210	06-02-29	27,700	28,049
Arivo, Loan ID - C1395484	19.030	05-18-29	18,445	18,677
Arivo, Loan ID - C1395714	18.000	06-02-29	19,482	19,728
Arivo, Loan ID - C1395914	16.090	06-03-29	10,430	10,561
Arivo, Loan ID - C1395983	16.840	06-03-29	18,569	18,803
Arivo, Loan ID - C1396446	20.570	06-04-29	20,380	20,636
Arivo, Loan ID - C1397113	19.680	06-04-29	28,020	28,373
Arivo, Loan ID - C1397185	20.570	06-04-29	14,682	14,867
Arivo, Loan ID - C1397666	21.960	06-05-29	21,273	21,541
Arivo, Loan ID - C1483188	14.640	09-07-29	35,046	35,488
Arivo, Loan ID - C1483586	24.370	09-07-29	27,448	27,794
Arivo, Loan ID - C1485900	19.770	09-10-29	20,365	20,621
Arivo, Loan ID - C1486798	21.980	09-12-29	16,142	16,345
Arivo, Loan ID - C1486827	20.110	03-12-28	1,810	1,833
Arivo, Loan ID - C1487273	20.000	09-12-29	26,515	26,849
Arivo, Loan ID - C1488090	20.000	09-15-29	17,811	18,035
Arivo, Loan ID - C1488149	17.370	09-17-29	36,386	36,845
Arivo, Loan ID - C1488570	12.980	09-14-29	4,798	4,858
Arivo, Loan ID - C1488990	18.000	09-15-29	26,486	26,820
Arivo, Loan ID - C1489048	17.770	08-30-29	23,231	23,524
Arivo, Loan ID - C1489582	16.430	09-16-29	16,079	16,281
Arivo, Loan ID - C1490515	19.680	09-04-29	22,756	23,042
Arivo, Loan ID - C1491219	17.650	09-04-29	32,969	33,384
Arivo, Loan ID - C1491340	15.510	09-04-29	21,589	21,861
Arivo, Loan ID - C1491409	17.650	09-20-29	504	510
Arivo, Loan ID - C1492310	20.890	09-21-29	25,654	25,977
Arivo, Loan ID - C1492454	19.010	09-07-29	20,500	20,758
21	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1492664	18.000	09-06-29		16,982	$17,196
Arivo, Loan ID - C1492950 (H)	22.610	09-22-29		22,850	23,137
Arivo, Loan ID - C1493370	19.430	09-22-29		25,424	25,745
Arivo, Loan ID - C1493394	24.340	09-22-29		21,914	22,190

Arivo, Loan ID - C1493661	21.050	09-23-29		31,596	31,994
Profit participating notes 0.6%					$1,555,637
(Cost $1,432,182)
Corporate asset-based credit 0.5%					1,194,622
Tilapia Finance Profit Participating Notes (3 month EURIBOR + 6.900%) (C)(F)	8.931	12-12-33	EUR	1,014,417	1,194,622
Transportation assets 0.1%					361,015
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (K)(N)	—	04-26-44		20,897,863	361,015

Credit-linked notes 10.1%					$26,745,327
(Cost $26,837,690)
Consumer loans 4.4%					11,654,914
Ally Bank Auto Credit-Linked Note
Series 2025-A, Class F (A)	6.942	06-15-33		2,194,034	2,201,797
Series 2025-B, Class F (A)	6.942	09-15-33		1,789,780	1,795,084
Huntington Bank Auto Credit-Linked Note
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	11.953	05-20-32		521,053	536,160
Series 2024-2, Class E (30 day Average SOFR + 7.500%) (A)(C)	11.203	10-20-32		1,088,577	1,099,945
Santander Bank Auto Credit-Linked Note
Series 2023-A, Class G (A)	24.695	06-15-33		2,698,510	3,132,366
Truist Bank Auto Credit-Linked Note
Series 2025-1, Class D (A)	9.685	09-26-33		1,415,956	1,425,916
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32		291,920	297,384
2025-SUP1, Class R (30 day Average SOFR + 7.500%) (A)(C)(F)	11.174	02-25-32		1,166,845	1,166,262
Corporate asset-backed securities 5.7%					15,090,413
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	13.061	11-21-33		5,000,000	5,000,500
Series 2025-2A, Class CLN (3 month CME Term SOFR + 7.250%) (A)(C)(F)	10.896	01-21-35		5,750,000	5,739,075
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(F)	10.169	08-06-32		3,049,965	3,048,440
U.S. Bank C&I Credit-Linked Note
Series 2025-SUP2, Class E (30 day Average SOFR + 3.700%) (A)(C)	7.397	09-25-32		1,296,626	1,302,398

	Yield (%)	Shares	Value
Short-term investments 1.4%			$3,742,429
(Cost $3,742,429)
Short-term funds 1.4%			3,742,429
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6399(O)	3,141,201	3,141,201
U.S. Bank Money Market Deposit Account	2.6850(O)	126,000	126,000
Wilmington U.S. Government Money Market Fund, Institutional Class	3.5100(O)	475,228	475,228

Total investments (Cost $312,151,083) 119.8%	$315,626,584
Other assets and liabilities, net (19.8%)	(52,247,993)
Total net assets 100.0%	$263,378,591

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	22

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $174,833,457 or 66.4% of the fund’s net assets as of 1-31-26.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(G)	Loans are privately issued. Loan originator and/or seller is reflected.
(H)	Non-income producing security.
(I)	The underlying loans have matured but are still in the repayment process.
(J)	Non-income producing - borrower is in default.
(K)	The fund holds an affiliate interest in this investment.
(L)	The fund holds 100% of the economic interests in the investment.
(M)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(N)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(O)	The rate shown is the annualized seven-day yield as of 1-31-26.
23	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	31	Short	Mar 2026	$(6,470,360)	$(6,463,258)	$7,102
5-Year U.S. Treasury Note Futures	24	Short	Mar 2026	(2,620,454)	(2,614,313)	6,141
						$13,243
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	813,816	USD	957,376	SSB	7/22/2026	$14,961	—
EUR	691,271	USD	838,258	SSB	10/22/2026	—	$(9,295)
USD	165,050	EUR	139,971	SSB	4/22/2026	—	(1,517)
USD	1,124,276	EUR	948,750	SSB	7/22/2026	—	(9,278)
USD	973,637	EUR	824,832	SSB	10/22/2026	—	(15,490)
USD	883,871	EUR	726,285	SSB	1/25/2027	9,829	—
						$24,790	$(35,580)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | QUARTERLY REPORT	24

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Asset-backed securities	$112,222,696	—	$112,222,696	—
Residential loans	58,500,140	—	11,222,647	$47,277,493
Special purpose vehicles	43,051,591	—	—	43,051,591
Term loans	38,787,250	—	9,000,000	29,787,250
Consumer-related assets	21,453,852	—	18,148,206	3,305,646
Corporate asset-based credit	5,000,000	—	—	5,000,000
Consumer loans	4,567,662	—	—	4,567,662
Profit participating notes	1,555,637	—	361,015	1,194,622
Credit-linked notes	26,745,327	—	11,791,050	14,954,277
Short-term investments	3,742,429	$3,616,429	126,000	—
Total investments in securities	$315,626,584	$3,616,429	$162,871,614	$149,138,541
Liabilities
Reverse repurchase agreements	$(54,254,375)	—	$(54,254,375)	—
Derivatives:
Assets
Futures	13,243	$13,243	—	—
Forward foreign currency contracts	24,790	—	24,790	—
Liabilities
Forward foreign currency contracts	(35,580)	—	(35,580)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
	Residential loans	Special purpose vehicles	Term loans	Consumer- related assets	Corporate asset- based credit	Consumer loans	Profit participating notes	Credit- linked notes	Total
Balance as of 10-31-25	$27,731,827	$43,814,090	$29,605,546	$6,773,881	$5,154,500	$5,257,729	$1,276,545	$15,842,273	$135,456,391
Purchases	20,687,479	—	297,870	—	—	—	—	—	20,985,349
Sales	(1,553,359)	(1,276,980)	—	(3,177,236)	—	(456,290)	(105,639)	(791,088)	(7,360,592)
Realized gain (loss)	125,381	593	—	(68,870)	—	(297,025)	12,716	(141)	(227,346)
25	|

	Residential loans	Special purpose vehicles	Term loans	Consumer- related assets	Corporate asset- based credit	Consumer loans	Profit participating notes	Credit- linked notes	Total
Net amortization of (premium) discount	3,816	—	32,120	(196,259)	—	(10,132)	—	(35)	(170,490)
Change in unrealized appreciation (depreciation)	282,349	513,888	(148,286)	(25,870)	(154,500)	73,380	11,000	(96,732)	455,229
Balance as of 1-31-26	$47,277,493	$43,051,591	$29,787,250	$3,305,646	$5,000,000	$4,567,662	$1,194,622	$14,954,277	$149,138,541
Change in unrealized appreciation (depreciation) at period end[1]	$329,486	$513,888	$(148,286)	$(71,021)	$(154,500)	$91,425	$11,000	$(96,732)	$475,260

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair value at 1-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$47,277,493	Discounted cash flow Recent transaction	Discount rate Transaction price	6.89% - 31.28% $77.68 - $103.18	10.36% $96.80
Special purpose vehicles	43,051,591	Discounted cash flow Recent transaction	Discount rate Transaction price	8.99% - 17.96% $100.00 - $104.64	12.32% $100.04
Term loans	29,787,250	Discounted cash flow Recovery analysis	Discount rate Recovery value	9.66% - 13.82% $97.35	10.85% $97.35
Consumer-related assets	3,305,646	Discounted cash flow	Discount rate	10.52% - 21.00%	13.07%
Corporate asset-based credit	5,000,000	Discounted cash flow	Discount rate	10.91%	10.91%
Consumer loans	4,567,662	Discounted cash flow	Discount rate	6.25% - 8.24%	6.69%
Profit participating notes	1,194,622	Discounted cash flow	Discount rate	9.39%	9.39%
Credit-linked notes	14,954,277	Discounted cash flow Recent transaction	Discount rate Transaction price	9.92% - 12.60% $100.00	10.94% $100.00
Total	$149,138,541

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of January 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Recovery value	Increase	Decrease
Transaction price	Increase	Decrease
Basis of consolidation. The accompanying consolidated Fund’s investments include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
•     JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
•     John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
•     JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
•     JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
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The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
•     JH REO Trust, a Delaware statutory trust, was formed on October 14, 2022 and serves as an investment vehicle to hold foreclosed or real estate owned properties of JH Residential Whole Loan Trust.
•     MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
•     JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft. The commercial aircraft was sold during the year ended October 31, 2025, and therefore, there are no current lease arrangements.
•     JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
•     JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment, which is currently subject to lease arrangements.
•     JH Arbor Leasing, LLC, a Delaware LLC, was established on April 10, 2025 for the purpose of holding title to vegetation management equipment, which is currently subject to a lease arrangement.
•     JH Rail, LLC, a Delaware LLC, was formed on July 31, 2025 for holding title to rail car equipment, which is subject to lease and borrowing arrangements.
Investment in affiliates. Information regarding the fund’s fiscal year to date purchases and sales of affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold/Return of capital	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	$579,364	—	—	—	$(218,349)	—	—	$361,015
JH Arbor Leasing LLC	—	8,476,611	—	$(301,975)	—	(33,200)	$118,025	—	8,141,436
JH Finance LeaseCo LLC	—	5,825,795	—	(457,005)	$593	15,795	109,622	—	5,385,178
JH Liftco LLC	—	11,871,681	—	(518,000)	—	188,676	—	—	11,542,357
JH Rail LLC	—	8,537,341	—	—	—	125,857	—	—	8,663,198
JH REO Trust	—	146,099	—	—	—	(1)	—	—	146,098
MSN 803 Trust	—	8,956,563	—	—	—	216,761	39,131	—	9,173,324
					$593	$295,539	$266,778	—	$43,412,606
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 1-31-26:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	4.371%	1-15-26	2-17-26	$(2,463,230)	$(2,468,314)
J.P. Morgan Securities LLC	4.480%	1-12-26	2-12-26	(830,773)	(832,841)
J.P. Morgan Securities LLC	4.578%	1-5-26	2-13-26	(1,776,806)	(1,782,906)
Lucid Capital Markets LLC	4.210%	1-15-26	2-12-26	(2,249,000)	(2,253,471)
Lucid Capital Markets LLC	4.280%	1-15-26	2-12-26	(1,774,000)	(1,777,586)
Lucid Capital Markets LLC	4.430%	1-15-26	2-12-26	(2,078,000)	(2,082,347)
Lucid Capital Markets LLC	4.440%	1-15-26	2-12-26	(8,164,000)	(8,181,118)
Lucid Capital Markets LLC	4.460%	1-15-26	2-12-26	(9,463,000)	(9,482,931)
Lucid Capital Markets LLC	4.480%	1-15-26	2-12-26	(1,464,000)	(1,467,097)
Lucid Capital Markets LLC	4.510%	1-15-26	2-12-26	(682,000)	(683,453)
Lucid Capital Markets LLC	4.773%	1-20-26	2-12-26	(2,840,000)	(2,844,519)
Lucid Capital Markets LLC	4.780%	1-15-26	2-12-26	(2,986,000)	(2,992,740)
Royal Bank of Canada	4.570%	1-22-26	2-23-26	(3,013,000)	(3,016,825)
UBS AG	4.270%	1-5-26	2-4-26	(2,026,633)	(2,033,123)
UBS AG	4.320%	1-5-26	2-4-26	(4,925,835)	(4,941,795)
UBS AG	4.370%	1-2-26	2-2-26	(2,651,567)	(2,661,223)
UBS AG	4.470%	1-20-26	2-19-26	(4,745,016)	(4,752,086)
					$(54,254,375)
27	|

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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